Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 44.6%		Par	Value
Financials - 19.4%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054) (a)		$10,000,000	$10,127,589
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)		47,025,000	47,093,137
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)		12,250,000	12,008,906
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)		31,353,000	31,838,157
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034) (a)		22,000,000	22,813,215
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)		31,325,000	28,271,059
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)		10,000,000	10,174,898
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)		8,000,000	7,859,878
6.45%, 04/15/2027 (Callable 03/15/2027)		38,501,000	39,704,781
5.75%, 06/06/2028 (Callable 05/06/2028)		10,000,000	10,360,908
3.00%, 10/29/2028 (Callable 08/29/2028)		60,085,000	57,903,463
4.63%, 09/10/2029 (Callable 08/10/2029)		7,575,000	7,641,373
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)		12,809,000	11,944,651
5.63%, 06/15/2034 (Callable 03/15/2034)		12,000,000	12,493,603
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)		49,178,000	52,204,313
5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (Callable 05/15/2030) (a)		5,800,000	5,971,516
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)		41,350,000	43,499,588
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)		10,549,000	11,773,723
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)		10,000,000	10,300,092
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)		8,025,000	7,738,259
6.50%, 07/18/2028 (Callable 06/18/2028) (a)		5,000,000	5,254,196
5.95%, 02/15/2029 (Callable 01/15/2029) (a)		15,500,000	16,165,026
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (Callable 02/15/2030) (a)		14,267,000	14,554,177
5.00%, 09/15/2030 (Callable 08/15/2030) (a)		12,000,000	12,089,846
5.75%, 10/01/2031 (Callable 08/01/2031) (a)		12,250,000	12,761,186
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)		16,891,000	17,834,494
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)		10,000,000	10,578,426
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)		6,000,000	6,172,350
American National Global Funding
5.55%, 01/28/2030 (a)		25,000,000	25,752,911
5.25%, 06/03/2030 (a)		11,500,000	11,726,928
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)		12,000,000	12,413,067
6.00%, 07/15/2035 (Callable 04/15/2035)		20,000,000	20,417,049
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034 (Callable 06/12/2034)		35,000,000	34,412,448
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)		7,000,000	6,079,078
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)		14,250,000	13,925,819
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)		4,250,000	4,299,780
3.70%, 02/22/2030 (Callable 11/22/2029)		7,000,000	6,785,041
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (a)		33,000,000	36,497,179
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)		70,350,000	70,650,012
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)		13,000,000	11,593,342
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)		18,379,000	19,159,062
5.38%, 07/15/2029 (Callable 06/15/2029) (a)		33,350,000	34,159,835
5.13%, 04/10/2030 (Callable 03/10/2030) (a)		10,000,000	10,151,704
6.38%, 07/15/2030 (Callable 05/15/2030) (a)		36,120,000	38,629,597
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027) (a)		16,000,000	16,160,631
6.38%, 05/04/2028 (Callable 04/04/2028) (a)		10,000,000	10,431,183
5.38%, 05/30/2030 (Callable 04/30/2030) (a)		12,000,000	12,309,424
Banco Santander SA
5.18%, 11/19/2025		11,150,000	11,159,479
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)		10,000,000	9,758,194
6.61%, 11/07/2028		8,400,000	8,981,203
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)		10,000,000	10,357,133
2.75%, 12/03/2030		5,000,000	4,537,337
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)		35,000,000	31,849,720
6.92%, 08/08/2033		7,842,000	8,720,959
6.35%, 03/14/2034		35,000,000	37,523,758
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		6,000,000	5,880,171
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)		12,000,000	12,505,190
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)		19,539,000	19,240,896
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)		15,000,000	15,375,947
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)		12,000,000	11,366,737
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)		10,000,000	10,034,606
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)		7,000,000	6,478,524
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)		35,000,000	32,434,032
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)		10,000,000	8,932,109
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)		13,750,000	12,521,253
7.75%, 05/14/2038		725,000	885,454
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)		10,202,000	9,970,191
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)		89,609,000	92,929,399
Bank of Montreal
5.37%, 06/04/2027		15,000,000	15,329,669
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)		15,350,000	15,402,757
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)		11,000,000	11,214,171
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)		5,000,000	4,911,444
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)		29,455,000	26,219,256
Bank of Nova Scotia
5.40%, 06/04/2027		25,000,000	25,571,672
5.25%, 06/12/2028		7,000,000	7,220,243
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)		32,000,000	32,539,177
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)		7,775,000	7,862,405
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)		24,400,000	23,612,804
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)		15,000,000	15,163,025
5.19%, 02/16/2028 (a)		15,000,000	15,327,157
5.79%, 07/13/2028 (a)		6,000,000	6,247,306
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)		10,000,000	10,001,462
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)		5,466,000	5,475,656
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)		8,003,000	8,315,101
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)		41,750,000	42,370,574
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)		30,647,000	31,601,734
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)		2,150,000	1,977,461
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)		31,650,000	34,048,401
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)		20,000,000	22,128,074
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)		15,000,000	15,216,551
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)		26,700,000	27,864,516
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054) (a)		25,675,000	26,273,952
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054) (a)		11,600,000	12,562,071
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 10/11/2025)		13,700,000	13,682,643
8.00%, 05/25/2028 (Callable 04/25/2028)		15,000,000	16,016,954
6.60%, 06/10/2029 (Callable 05/10/2029)		25,000,000	26,001,426
BNP Paribas SA
4.38%, 05/12/2026 (a)		16,910,000	16,878,096
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)		8,000,000	7,926,957
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)		16,000,000	15,255,735
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)		6,825,000	6,888,562
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)		47,000,000	48,276,594
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030) (a)		10,500,000	9,877,439
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030) (a)		20,000,000	20,382,158
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)		25,000,000	22,711,907
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)		5,000,000	4,481,769
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034) (a)		18,000,000	18,651,718
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)		15,000,000	14,993,937
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)		7,000,000	7,310,650
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)		6,180,000	5,449,902
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)		51,889,000	46,000,089
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)		22,896,000	25,542,197
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)		18,330,000	19,476,651
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)		10,000,000	10,474,571
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035) (a)		12,000,000	12,637,137
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)		20,000,000	20,335,571
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)		4,000,000	3,976,110
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)		11,840,000	11,864,634
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)		16,000,000	16,248,154
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)		5,425,000	5,486,988
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)		12,000,000	12,391,163
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)		15,000,000	15,049,276
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)		5,000,000	4,960,202
7.20%, 12/12/2028 (Callable 11/12/2028) (a)		25,000,000	26,709,943
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)		5,000,000	4,979,977
3.80%, 01/31/2028 (Callable 12/31/2027)		6,960,000	6,906,135
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)		10,000,000	10,255,134
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)		10,600,000	11,119,528
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)		10,000,000	10,382,151
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)		18,250,000	17,587,699
4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031 (Callable 09/11/2030)		13,000,000	12,894,848
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)		18,775,000	19,199,938
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)		15,000,000	16,225,100
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)		25,000,000	29,558,273
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028		28,280,000	29,283,274
4.65%, 09/13/2028 (Callable 06/13/2028)		33,225,000	33,623,717
Centene Corp.
4.25%, 12/15/2027 (Callable 10/16/2025)		15,000,000	14,730,260
2.45%, 07/15/2028 (Callable 05/15/2028)		27,000,000	25,089,290
4.63%, 12/15/2029 (Callable 10/31/2025)		24,388,000	23,641,147
3.38%, 02/15/2030 (Callable 10/16/2025)		4,175,000	3,839,693
3.00%, 10/15/2030 (Callable 07/15/2030)		10,000,000	8,935,374
2.50%, 03/01/2031 (Callable 12/01/2030)		74,850,000	64,476,838
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)		5,000,000	4,558,045
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (Callable 05/18/2030) (a)		8,000,000	8,210,865
6.20%, 06/18/2035 (Callable 03/18/2035) (a)		5,000,000	5,252,377
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)		25,694,000	25,589,108
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)		10,450,000	10,719,771
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)		30,000,000	30,139,600
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)		10,000,000	9,983,149
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)		6,750,000	6,878,260
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)		80,000,000	73,607,090
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)		10,000,000	10,005,406
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)		5,000,000	4,506,495
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)		5,000,000	5,456,829
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)		32,000,000	32,710,457
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)		23,400,000	23,143,229
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)		25,838,000	26,930,513
3.25%, 04/30/2030 (Callable 01/30/2030)		40,000,000	37,869,161
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)		14,250,000	14,788,950
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)		15,000,000	15,917,603
CNO Global Funding
5.88%, 06/04/2027 (a)		18,000,000	18,466,664
4.38%, 09/08/2028 (a)		17,650,000	17,657,402
2.65%, 01/06/2029 (a)		11,970,000	11,322,832
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)		32,454,000	29,359,381
3.78%, 03/14/2032 (a)		12,450,000	11,783,257
5.84%, 03/13/2034 (a)		8,800,000	9,240,725
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)		35,000,000	33,595,981
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031) (a)		5,500,000	4,378,771
Cooperatieve Rabobank UA
3.75%, 07/21/2026		36,000,000	35,833,811
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)		12,760,000	12,867,054
Corebridge Global Funding
4.90%, 01/07/2028 (a)		12,000,000	12,203,343
5.20%, 01/12/2029 (a)		5,900,000	6,065,748
5.20%, 06/24/2029 (a)		6,000,000	6,159,626
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027) (a)		8,000,000	8,050,582
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)		13,000,000	13,249,391
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)		15,000,000	15,813,448
3.25%, 01/14/2030 (a)		13,043,000	12,305,293
5.51%, 07/05/2033 (a)		5,000,000	5,275,101
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)		52,000,000	54,869,994
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)		21,636,000	21,656,085
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)		20,800,000	21,640,817
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)		20,000,000	20,104,581
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)		12,000,000	12,256,824
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)		6,000,000	5,868,734
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)		2,980,000	3,044,062
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)		5,000,000	5,250,695
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)		25,000,000	26,741,466
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)		8,000,000	8,114,563
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)		7,020,000	7,191,032
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)		1,111,000	1,149,817
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)		9,500,000	9,005,846
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)		46,714,000	43,808,135
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)		5,500,000	5,024,177
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)		67,758,000	62,409,373
7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034 (Callable 11/10/2032)		4,000,000	4,396,973
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)		7,000,000	7,052,741
3.60%, 07/01/2029 (Callable 04/01/2029)		41,950,000	40,914,229
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)		7,000,000	7,134,275
6.10%, 10/15/2052 (Callable 04/15/2052)		3,078,000	3,201,327
5.13%, 02/15/2053 (Callable 08/15/2052)		5,200,000	4,749,586
5.70%, 02/15/2055 (Callable 08/15/2054)		9,000,000	8,907,753
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035) (a)		17,800,000	18,379,929
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (a)		4,620,000	4,751,516
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)		1,284,000	1,289,429
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)		2,575,000	2,558,073
5.70%, 04/01/2028 (Callable 03/01/2028)		3,650,000	3,769,766
2.20%, 10/15/2030 (Callable 07/15/2030)		6,950,000	6,230,861
2.55%, 06/01/2031 (Callable 03/01/2031)		11,000,000	9,896,766
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)		14,000,000	14,140,914
5.70%, 03/14/2028 (a)		22,000,000	22,802,264
4.57%, 08/26/2030 (a)		13,800,000	13,876,340
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)		4,000,000	4,044,967
First Citizens BancShares, Inc./NC, 5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)		12,500,000	12,685,083
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)		6,000,000	6,151,068
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046) (b)		1,850,000	2,313
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)		15,000,000	14,050,859
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)		5,800,000	6,132,859
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)		6,800,000	7,116,957
FMR LLC
4.95%, 02/01/2033 (a)		4,235,000	4,272,477
6.50%, 12/14/2040 (a)		1,820,000	2,030,037
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)		25,000,000	25,386,158
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)		9,350,000	9,432,815
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)		5,000,000	5,038,382
Goldman Sachs Capital I, 6.35%, 02/15/2034		125,000	133,550
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)		11,000,000	10,920,887
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)		17,875,000	17,722,603
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)		31,050,000	31,086,228
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)		25,000,000	25,626,585
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)		10,000,000	10,127,447
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)		15,000,000	15,511,585
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)		45,000,000	39,709,395
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)		10,000,000	9,072,192
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)		11,332,000	10,113,795
6.75%, 10/01/2037		300,000	336,120
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034) (a)		10,000,000	10,094,532
Guardian Life Insurance Co. of America
4.88%, 06/19/2064 (a)		6,715,000	5,889,436
3.70%, 01/22/2070 (Callable 07/22/2069) (a)		4,510,000	3,102,124
4.85%, 01/24/2077 (a)		16,363,000	13,778,576
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)		13,575,000	13,735,019
Hartford Insurance Group, Inc., 6.10%, 10/01/2041		2,925,000	3,105,913
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)		10,000,000	10,283,119
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054) (a)		13,098,000	13,969,338
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)		7,000,000	6,143,862
High Street Funding Trust III, 5.81%, 02/15/2055 (Callable 08/15/2054) (a)		14,350,000	14,341,978
Horace Mann Educators Corp., 4.70%, 10/01/2030 (Callable 09/01/2030)		19,200,000	19,010,084
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034) (a)		10,000,000	9,775,932
Host Hotels & Resorts LP
5.70%, 06/15/2032 (Callable 04/15/2032)		20,000,000	20,602,491
5.70%, 07/01/2034 (Callable 04/01/2034)		15,000,000	15,363,602
5.50%, 04/15/2035 (Callable 01/15/2035)		4,000,000	4,026,389
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)		4,014,000	4,082,558
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)		22,654,000	21,703,055
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)		15,000,000	15,930,942
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)		15,000,000	15,267,401
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)		20,000,000	20,290,416
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)		6,000,000	6,257,461
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)		19,471,000	19,608,737
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)		10,000,000	9,439,385
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)		4,775,000	4,702,710
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)		10,000,000	10,315,037
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)		10,200,000	10,446,250
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)		31,529,000	28,577,853
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)		12,000,000	12,660,230
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)		8,150,000	8,383,178
5.95%, 03/15/2034 (Callable 12/15/2033)		30,000,000	31,552,827
5.55%, 05/01/2035 (Callable 02/01/2035)		8,925,000	9,092,420
8.15%, 06/15/2038		8,983,000	10,922,283
Huntington Bancshares, Inc./OH, 5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)		5,000,000	5,153,338
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)		15,125,000	15,712,652
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)		15,000,000	15,605,028
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)		15,000,000	13,543,807
Jackson National Life Global Funding
4.90%, 01/13/2027 (a)		10,000,000	10,081,788
5.55%, 07/02/2027 (a)		20,000,000	20,434,101
4.55%, 09/09/2030 (a)		15,000,000	15,015,233
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027) (a)		1,500,000	1,520,339
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)		20,000,000	20,218,324
Jefferies Financial Group, Inc.
4.85%, 01/15/2027		14,625,000	14,743,212
6.45%, 06/08/2027		1,300,000	1,345,453
5.88%, 07/21/2028 (Callable 06/21/2028)		26,171,000	27,248,190
4.15%, 01/23/2030		30,200,000	29,816,359
6.20%, 04/14/2034 (Callable 01/14/2034)		23,000,000	24,453,520
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)		10,000,000	9,747,901
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)		55,000,000	55,837,890
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)		25,000,000	25,213,602
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)		51,000,000	50,328,149
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)		16,700,000	17,001,083
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)		18,000,000	17,079,837
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)		30,500,000	28,289,669
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)		5,000,000	4,419,838
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)		15,000,000	13,632,205
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)		13,500,000	14,382,725
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)		7,175,000	7,410,879
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)		5,725,000	5,773,630
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)		26,451,000	27,325,154
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)		19,000,000	19,326,456
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)		6,000,000	5,522,894
KeyBank NA, 3.40%, 05/20/2026		21,575,000	21,456,093
Liberty Mutual Group, Inc.
6.50%, 03/15/2035 (a)		750,000	804,437
3.95%, 10/15/2050 (Callable 04/15/2050) (a)		900,000	689,299
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)		375,000	430,655
Lincoln National Corp.
2.33%, 08/15/2030 (Callable 05/15/2030) (a)		33,383,000	30,197,649
3.40%, 01/15/2031 (Callable 10/15/2030)		4,100,000	3,872,624
6.30%, 10/09/2037		2,190,000	2,346,164
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030) (a)		14,250,000	14,444,387
Lloyds Banking Group PLC
3.75%, 01/11/2027		7,800,000	7,769,639
4.38%, 03/22/2028		15,000,000	15,056,231
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (c)		39,477,000	38,958,626
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)		25,363,000	25,814,645
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)		11,300,000	11,721,220
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)		10,000,000	10,458,597
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)		30,000,000	31,449,054
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)		7,725,000	8,245,349
4.00%, 03/15/2029 (Callable 10/31/2025) (a)		49,766,000	48,667,948
5.20%, 03/15/2030 (Callable 02/15/2030)		10,000,000	10,211,642
6.00%, 05/20/2034 (Callable 02/20/2034)		35,556,000	37,151,618
5.75%, 06/15/2035 (Callable 03/15/2035)		8,500,000	8,716,250
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029) (a)		16,056,000	16,908,843
5.15%, 03/17/2030 (Callable 02/17/2030) (a)		15,000,000	15,209,694
6.50%, 03/26/2031 (Callable 01/26/2031) (a)		8,605,000	9,217,712
Macquarie Bank Ltd.
3.62%, 06/03/2030 (a)		28,805,000	27,448,040
6.80%, 01/18/2033 (a)		10,000,000	10,951,568
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035) (a)		12,000,000	12,155,567
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027) (a)		6,440,000	6,364,696
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)		16,751,000	15,133,302
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)		19,560,000	17,639,138
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)		9,477,000	10,372,157
Manulife Financial Corp., 2.48%, 05/19/2027 (Callable 03/19/2027)		15,225,000	14,835,323
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)		15,000,000	10,547,252
Marex Group PLC, 6.40%, 11/04/2029 (Callable 10/04/2029)		15,000,000	15,466,845
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)		4,000,000	3,958,257
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (a)		9,000,000	8,420,380
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(c)		26,000,000	23,632,266
3.73%, 10/15/2070 (a)		19,253,000	12,948,672
4.90%, 04/01/2077 (a)		13,000,000	11,021,209
MBIA Insurance Corp., 15.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(b)		700,000	7,000
MetLife, Inc., 4.88%, 11/13/2043		3,375,000	3,181,897
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)		9,025,000	8,534,352
5.15%, 03/28/2033 (a)		12,656,000	13,110,501
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)		24,400,000	23,878,123
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)		3,000,000	3,125,567
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)		5,500,000	5,667,265
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)		10,000,000	9,808,698
3.17%, 09/11/2027		22,000,000	21,672,379
4.02%, 03/05/2028		2,650,000	2,650,739
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)		14,719,000	15,339,045
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)		7,250,000	6,457,787
Molina Healthcare, Inc., 6.25%, 01/15/2033 (Callable 01/15/2028) (a)		5,000,000	5,055,545
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027) (d)		22,350,000	22,114,792
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)		25,000,000	26,052,224
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)		8,586,000	8,511,577
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)		10,000,000	10,215,480
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)		15,000,000	15,299,605
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)		15,000,000	15,354,473
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)		9,705,000	8,571,399
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)		5,000,000	5,495,207
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)		8,600,000	8,960,350
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)		17,000,000	17,374,674
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (a)		12,675,000	12,858,369
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)		60,200,000	54,186,162
2.99%, 05/21/2031 (a)		24,495,000	22,342,422
6.43%, 01/12/2033 (a)		12,025,000	13,092,066
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)		5,000,000	4,848,941
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035) (a)		6,000,000	6,304,383
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)		14,000,000	12,687,344
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)		15,000,000	15,166,878
5.60%, 12/18/2028		20,000,000	20,863,418
4.50%, 10/10/2029		10,000,000	10,087,692
Nationwide Building Society
4.00%, 09/14/2026 (a)		63,394,000	63,239,328
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)		8,000,000	8,182,144
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(c)		18,250,000	18,232,724
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)		11,725,000	11,820,798
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(c)		20,825,000	20,484,183
5.54% to 07/14/2035 then SOFR + 1.65%, 07/14/2036 (Callable 07/14/2035) (a)		19,525,000	20,079,023
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)		17,500,000	13,473,712
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (a)		7,000,000	8,203,793
7.88%, 04/01/2033 (a)		5,600,000	6,363,030
9.38%, 08/15/2039 (a)		23,409,000	31,742,192
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)		11,725,000	11,503,239
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (c)		5,150,000	5,230,929
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)		32,500,000	33,886,467
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (c)		11,000,000	11,026,788
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)		22,500,000	22,914,726
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)		8,700,000	9,174,449
NatWest Markets PLC, 5.42%, 05/17/2027 (a)		25,000,000	25,545,053
New York Life Global Funding, 5.00%, 06/06/2029 (a)		11,700,000	12,032,011
New York Life Insurance Co.
6.75%, 11/15/2039 (a)		25,105,000	28,587,344
4.45%, 05/15/2069 (Callable 11/15/2068) (a)		14,500,000	11,520,193
NLG Global Funding
5.40%, 01/23/2030 (a)		9,800,000	10,152,721
4.35%, 09/15/2030 (a)		18,825,000	18,627,706
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)		5,700,000	5,913,258
Nomura Holdings, Inc.
5.59%, 07/02/2027		15,000,000	15,331,212
2.17%, 07/14/2028		30,000,000	28,343,981
2.71%, 01/22/2029		9,600,000	9,121,802
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)		10,000,000	10,424,374
3.85%, 06/11/2051 (Callable 12/11/2050)		12,550,000	9,101,638
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035) (a)		10,475,000	10,995,731
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)		9,700,000	6,484,451
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)		10,000,000	9,849,243
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)		10,000,000	10,301,767
Pricoa Global Funding I
5.10%, 05/30/2028 (a)		4,700,000	4,817,692
4.65%, 08/27/2031 (a)		6,650,000	6,718,967
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027) (a)		9,000,000	8,974,567
Principal Life Global Funding II, 5.10%, 01/25/2029 (a)		10,000,000	10,257,377
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)		6,600,000	6,381,031
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028) (a)		4,105,000	4,103,093
Protective Life Global Funding, 5.22%, 06/12/2029 (a)		15,850,000	16,399,311
Raymond James Financial, Inc., 4.95%, 07/15/2046		15,000,000	13,845,745
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)		7,000,000	6,846,129
Regions Bank/Birmingham AL, 6.45%, 06/26/2037		3,864,000	4,235,323
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)		13,000,000	11,566,791
Rocket Cos., Inc., 6.13%, 08/01/2030 (Callable 08/01/2027) (a)		5,000,000	5,131,600
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 10/31/2025) (a)		10,000,000	9,795,291
Sammons Financial Group Global Funding
5.05%, 01/10/2028 (a)		16,500,000	16,779,419
5.10%, 12/10/2029 (a)		11,650,000	11,974,047
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031) (a)		25,000,000	23,126,308
Santander Holdings USA, Inc.
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)		4,500,000	4,588,931
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)		15,000,000	15,986,489
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)		20,000,000	19,627,411
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)		10,014,000	10,480,857
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)		10,000,000	9,972,156
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)		3,550,000	3,703,672
5.14% to 09/22/2035 then SOFR + 1.58%, 09/22/2036 (Callable 09/22/2035)		13,925,000	13,795,185
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028) (a)		8,435,000	8,001,254
5.30%, 04/03/2029 (Callable 03/03/2029) (a)		10,000,000	10,268,520
5.70%, 07/25/2033 (Callable 04/25/2033) (a)		35,000,000	36,580,215
5.55%, 04/03/2034 (Callable 01/03/2034) (a)		57,037,000	58,945,033
Societe Generale SA
4.25%, 08/19/2026 (a)		10,572,000	10,540,028
5.25%, 02/19/2027 (a)		18,000,000	18,194,667
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)		14,275,000	14,862,461
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)		13,975,000	14,269,376
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)		7,475,000	7,700,615
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030) (a)		13,575,000	13,964,032
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)		18,760,000	16,812,986
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)		4,000,000	4,202,636
3.63%, 03/01/2041 (a)		9,200,000	6,867,796
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042) (a)		3,600,000	2,788,693
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054) (a)		13,000,000	13,890,004
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)		15,000,000	14,858,118
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)		18,000,000	17,608,728
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (a)		15,000,000	16,061,703
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)		4,000,000	4,161,413
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)		15,000,000	15,365,054
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029) (a)		3,000,000	3,236,483
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)		30,000,000	30,527,807
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030) (a)		10,000,000	10,279,846
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)		28,925,000	25,869,434
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)		32,750,000	34,583,318
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035) (a)		20,000,000	21,635,196
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035) (a)		5,000,000	5,073,444
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)		6,325,000	6,193,493
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028		30,000,000	30,950,659
5.80%, 07/13/2028		10,000,000	10,451,765
5.85%, 07/13/2030		23,375,000	24,903,890
1.71%, 01/12/2031		4,008,000	3,495,367
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026) (a)		10,000,000	9,813,018
5.50%, 06/15/2028 (a)		22,195,000	22,995,515
Swedbank AB, 5.41%, 03/14/2029 (a)		19,000,000	19,663,770
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055) (a)		7,000,000	7,426,091
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)		19,618,000	20,031,397
Synchrony Financial
3.95%, 12/01/2027 (Callable 09/01/2027)		43,000,000	42,507,315
5.15%, 03/19/2029 (Callable 12/19/2028)		35,000,000	35,441,030
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)		14,525,000	14,800,479
2.88%, 10/28/2031 (Callable 07/28/2031)		26,173,000	23,179,193
7.25%, 02/02/2033 (Callable 11/02/2032)		12,000,000	12,805,133
Synovus Financial Corp., 6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)		15,000,000	15,562,263
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)		15,776,000	15,780,642
6.13%, 08/15/2043		23,630,000	24,299,792
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)		10,000,000	10,150,450
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)		8,000,000	8,664,808
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)		13,062,000	12,513,194
UBS AG/Stamford CT, 7.50%, 02/15/2028		4,800,000	5,167,936
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)		30,000,000	30,105,994
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)		19,400,000	19,198,098
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)		10,000,000	9,764,413
4.28%, 01/09/2028 (Callable 01/09/2027) (a)		24,750,000	24,759,166
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(c)		43,850,000	43,482,688
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028) (a)		5,000,000	5,275,216
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)		20,000,000	19,772,879
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)		21,550,000	19,014,446
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)		12,500,000	11,567,086
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032) (a)		3,000,000	3,032,905
UnitedHealth Group, Inc., 4.63%, 07/15/2035		12,175,000	12,006,822
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)		3,684,000	3,724,753
Voya Financial, Inc., 5.00%, 09/20/2034 (Callable 06/20/2034)		8,500,000	8,453,086
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)		10,000,000	10,232,349
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)		22,095,000	21,895,618
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		5,500,000	5,564,918
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)		20,000,000	20,380,831
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		22,955,000	23,789,457
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)		12,800,000	13,557,280
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)		5,000,000	4,654,375
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)		28,000,000	29,411,231
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)		7,000,000	7,301,635
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)		35,000,000	27,170,056
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)		19,347,000	20,301,525
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)		10,000,000	9,970,854
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)		3,000,000	3,096,092
6.82%, 11/17/2033		6,000,000	6,715,401
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)		10,000,000	9,792,767
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)		10,000,000	8,973,752
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)		32,775,000	33,795,364
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)		10,600,000	10,063,622
5.35%, 05/15/2033 (Callable 02/15/2033)		6,000,000	6,209,005
5.05%, 09/15/2048 (Callable 03/15/2048)		15,000,000	13,655,493
5.90%, 03/05/2054 (Callable 09/05/2053)		5,000,000	5,093,556
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)		5,550,000	5,687,050
			7,922,663,004

Industrials - 24.0%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026) (a)		5,000,000	5,112,510
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 10/11/2025) (a)		500,000	478,648
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026) (a)		250,000	257,356
AbbVie, Inc., 4.30%, 05/14/2036 (Callable 11/14/2035)		3,825,000	3,676,088
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (Callable 03/15/2028) (a)		1,000,000	1,038,189
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025) (a)		1,000,000	1,036,835
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028) (a)		2,250,000	2,175,786
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)		5,000,000	4,641,872
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 10/31/2025) (a)		1,500,000	1,526,566
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)		7,250,000	6,841,781
3.63%, 03/01/2049 (Callable 09/01/2048)		8,900,000	6,100,668
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028) (a)		25,675,000	26,249,863
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)		4,000,000	4,124,583
3.75%, 01/15/2030 (Callable 10/15/2029) (a)		3,000,000	2,897,239
4.00%, 01/15/2031 (Callable 10/15/2030) (a)		10,440,000	10,061,331
3.10%, 07/15/2031 (Callable 04/15/2031) (a)		27,958,000	25,566,584
5.13%, 10/01/2034 (Callable 07/01/2034) (a)		42,125,000	41,408,056
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 10/31/2025) (a)		5,000,000	4,960,907
3.50%, 03/15/2029 (Callable 10/31/2025) (a)		1,500,000	1,421,484
6.25%, 03/15/2033 (Callable 03/15/2028) (a)		1,000,000	1,022,700
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029) (a)		6,110,000	5,823,012
2.60%, 05/27/2030 (Callable 02/27/2030) (a)		6,475,000	5,989,936
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029) (a)		6,500,000	6,139,683
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)		12,275,000	11,873,308
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029) (a)		6,000,000	5,762,668
3.25%, 02/25/2031 (Callable 11/25/2030) (a)		10,000,000	8,768,839
Ambipar Lux Sarl
9.88%, 02/06/2031 (Callable 02/06/2027) (a)		500,000	85,250
10.88%, 02/05/2033 (Callable 02/05/2029) (a)		1,000,000	165,610
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)		12,500,000	12,914,777
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)		28,000,000	26,179,356
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)		5,000,000	3,935,338
4.40%, 05/01/2045 (Callable 11/01/2044)		8,000,000	6,946,617
5.65%, 03/02/2053 (Callable 09/02/2052)		21,700,000	21,644,496
Amrize Finance US LLC
3.50%, 09/22/2026 (Callable 06/22/2026) (a)		12,565,000	12,469,044
4.95%, 04/07/2030 (Callable 03/07/2030) (a)		10,000,000	10,220,807
7.13%, 07/15/2036 (a)		1,500,000	1,725,613
Amsted Industries, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)		1,000,000	1,026,380
Anglo American Capital PLC
4.75%, 04/10/2027 (a)		12,033,000	12,120,764
4.50%, 03/15/2028 (Callable 12/15/2027) (a)		11,000,000	11,061,722
5.63%, 04/01/2030 (Callable 01/01/2030) (a)		3,000,000	3,131,215
2.63%, 09/10/2030 (Callable 06/10/2030) (a)		16,025,000	14,707,757
5.50%, 05/02/2033 (Callable 02/02/2033) (a)		12,450,000	12,892,543
5.75%, 04/05/2034 (Callable 01/05/2034) (a)		15,000,000	15,743,131
3.95%, 09/10/2050 (Callable 03/10/2050) (a)		10,000,000	7,686,799
6.00%, 04/05/2054 (Callable 10/05/2053) (a)		5,000,000	5,138,193
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)		56,166,000	52,617,986
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)		9,975,000	10,306,333
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027) (a)		3,000,000	3,089,796
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030) (a)		6,000,000	5,437,860
6.25%, 05/02/2034 (Callable 02/02/2034) (a)		16,719,000	17,921,999
5.63%, 09/09/2035 (Callable 06/09/2035) (a)		16,375,000	16,684,651
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)		20,575,000	20,818,527
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)		14,650,000	13,611,561
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 10/31/2025) (a)		1,000,000	995,284
ArcelorMittal SA
4.55%, 03/11/2026		30,930,000	30,922,552
4.25%, 07/16/2029		15,000,000	14,971,961
6.80%, 11/29/2032 (Callable 08/29/2032)		28,467,000	31,667,609
6.00%, 06/17/2034 (Callable 03/17/2034)		4,500,000	4,804,419
7.00%, 10/15/2039 (e)		11,096,000	12,461,434
6.75%, 03/01/2041 (e)		6,000,000	6,512,632
6.35%, 06/17/2054 (Callable 12/17/2053)		25,900,000	27,056,205
Arcos Dorados BV, 6.38%, 01/29/2032 (Callable 11/29/2031) (a)		12,000,000	12,648,000
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 10/16/2025) (a)		3,000,000	2,917,158
6.88%, 08/15/2032 (Callable 08/15/2027) (a)		1,000,000	1,044,493
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 10/11/2025) (a)		9,000,000	8,923,605
4.25%, 11/01/2029 (Callable 10/11/2025) (a)		4,100,000	4,043,583
2.45%, 08/12/2031 (Callable 05/12/2031) (a)		23,840,000	21,145,022
5.50%, 08/11/2032 (Callable 05/11/2032) (a)		6,450,000	6,674,750
5.55%, 05/30/2033 (Callable 02/28/2033) (a)		5,000,000	5,157,223
5.95%, 10/15/2033 (Callable 07/15/2033) (a)		9,000,000	9,513,213
5.80%, 04/15/2034 (Callable 01/15/2034) (a)		6,700,000	7,020,090
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)		32,900,000	33,233,136
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)		10,980,000	11,003,904
2.55%, 12/01/2033 (Callable 09/01/2033)		14,329,000	12,201,276
4.65%, 06/01/2044 (Callable 12/01/2043)		9,700,000	8,555,721
5.70%, 11/01/2054 (Callable 05/01/2054)		10,000,000	9,883,652
3.55%, 09/15/2055 (Callable 03/15/2055)		40,029,000	27,584,707
6.05%, 08/15/2056 (Callable 02/15/2056)		13,750,000	14,252,209
3.80%, 12/01/2057 (Callable 06/01/2057)		25,315,000	18,050,798
3.65%, 09/15/2059 (Callable 03/15/2059)		31,734,000	21,696,687
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)		10,175,000	9,430,120
Ball Corp.
6.88%, 03/15/2028 (Callable 10/16/2025)		2,000,000	2,038,272
6.00%, 06/15/2029 (Callable 05/15/2026)		5,000,000	5,118,225
2.88%, 08/15/2030 (Callable 05/15/2030)		5,000,000	4,542,212
3.13%, 09/15/2031 (Callable 06/15/2031)		11,000,000	9,985,732
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/31/2025) (a)		25,000,000	24,978,111
4.63%, 06/25/2038 (Callable 12/25/2037) (a)		12,000,000	10,864,229
4.40%, 07/15/2044 (Callable 01/15/2044) (a)		5,125,000	4,108,766
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)		5,455,000	4,939,185
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)		7,000,000	7,123,480
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 10/31/2025) (a)		13,027,000	13,028,837
5.80%, 06/15/2031 (Callable 04/15/2031)		25,775,000	27,251,715
5.65%, 01/15/2034 (Callable 10/15/2033)		15,225,000	15,863,600
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)		5,000,000	3,781,531
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)		26,406,000	26,572,677
4.80%, 05/03/2029 (Callable 02/03/2029)		28,916,000	29,332,406
3.60%, 09/01/2032 (Callable 06/01/2032)		15,000,000	13,882,930
Boeing Co.
2.20%, 02/04/2026 (Callable 10/11/2025)		25,550,000	25,356,493
5.15%, 05/01/2030 (Callable 02/01/2030)		26,000,000	26,680,045
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)		16,330,000	15,824,877
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027) (a)		1,000,000	1,060,894
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 10/31/2025) (a)		1,000,000	980,489
4.00%, 07/01/2029 (Callable 10/11/2025) (a)		500,000	487,781
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028) (a)		1,440,000	1,400,743
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)		4,800,000	4,900,787
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)		4,575,000	4,628,809
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030) (a)		10,000,000	3,900,000
8.00%, 10/15/2034 (Callable 07/15/2034) (a)		2,000,000	747,000
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)		6,425,000	4,794,958
British Telecommunications PLC, 9.63%, 12/15/2030 (e)		63,955,000	78,746,124
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)		4,000,000	3,981,410
5.00%, 04/15/2030 (Callable 01/15/2030)		9,000,000	9,274,091
4.15%, 11/15/2030 (Callable 08/15/2030)		16,000,000	15,937,055
2.45%, 02/15/2031 (Callable 11/15/2030) (a)		7,250,000	6,593,967
5.15%, 11/15/2031 (Callable 09/15/2031)		14,250,000	14,806,444
4.15%, 04/15/2032 (Callable 01/15/2032) (a)		12,000,000	11,767,981
3.47%, 04/15/2034 (Callable 01/15/2034) (a)		10,000,000	9,126,009
3.14%, 11/15/2035 (Callable 08/15/2035) (a)		13,250,000	11,463,445
3.50%, 02/15/2041 (Callable 08/15/2040) (a)		16,000,000	13,166,832
Builders FirstSource, Inc., 6.75%, 05/15/2035 (Callable 05/15/2030) (a)		1,000,000	1,044,133
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026 (Callable 03/21/2026)		15,000,000	14,823,151
3.25%, 08/15/2026 (Callable 05/15/2026)		6,613,000	6,564,893
4.90%, 04/21/2027 (Callable 03/21/2027)		7,725,000	7,812,852
3.75%, 09/25/2027 (Callable 06/25/2027)		23,800,000	23,659,484
3.20%, 04/21/2031 (Callable 01/01/2031)		55,139,000	51,639,821
5.25%, 04/21/2032 (Callable 01/01/2032)		22,000,000	22,657,307
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)		3,100,000	2,645,196
Burlington Resources LLC, 5.95%, 10/15/2036		845,000	908,542
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038) (a)		15,000,000	12,827,861
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)		12,000,000	10,709,272
3.50%, 05/01/2050 (Callable 11/01/2049)		13,000,000	9,534,646
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 10/31/2025) (a)		15,000,000	14,075,922
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)		4,600,000	4,564,599
2.75%, 03/01/2030 (Callable 12/01/2029)		21,832,000	20,455,748
Carnival Corp.
4.00%, 08/01/2028 (Callable 05/01/2028) (a)		22,000,000	21,685,523
5.13%, 05/01/2029 (Callable 02/01/2029) (a)		10,000,000	10,000,000
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)		12,845,000	12,572,134
2.70%, 02/15/2031 (Callable 11/15/2030)		14,700,000	13,493,026
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)		5,000,000	5,333,179
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)		19,725,000	18,542,780
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 10/31/2025) (a)		15,000,000	14,393,505
4.50%, 08/15/2030 (Callable 10/31/2025) (a)		10,000,000	9,444,147
CDW LLC / CDW Finance Corp.
5.10%, 03/01/2030 (Callable 02/01/2030)		9,040,000	9,200,303
3.57%, 12/01/2031 (Callable 09/01/2031)		15,000,000	14,003,751
5.55%, 08/22/2034 (Callable 05/22/2034)		18,100,000	18,558,939
Celanese US Holdings LLC, 6.83%, 07/15/2029 (Callable 05/15/2029) (e)		14,876,000	15,362,282
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)		28,000,000	22,309,823
CF Industries, Inc., 5.38%, 03/15/2044		10,922,000	10,531,386
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026) (a)		3,000,000	2,794,084
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)		5,000,000	4,923,127
6.38%, 10/23/2035 (Callable 04/23/2035)		61,962,000	64,913,217
Charter Communications Operating LLC / Charter Communications Operating Capital
6.55%, 06/01/2034 (Callable 03/01/2034)		10,000,000	10,657,166
5.38%, 04/01/2038 (Callable 10/01/2037)		6,000,000	5,658,956
3.70%, 04/01/2051 (Callable 10/01/2050)		6,700,000	4,420,054
3.85%, 04/01/2061 (Callable 10/01/2060)		12,075,000	7,526,108
4.40%, 12/01/2061 (Callable 06/01/2061)		10,000,000	6,929,082
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)		3,500,000	3,188,542
5.95%, 06/30/2033 (Callable 12/30/2032)		13,000,000	13,761,768
5.75%, 08/15/2034 (Callable 02/15/2034)		6,000,000	6,237,537
5.55%, 10/30/2035 (Callable 04/30/2035) (a)		5,000,000	5,108,063
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)		7,000,000	7,159,186
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)		20,000,000	18,016,997
Cia de Minas Buenaventura SAA, 6.80%, 02/04/2032 (Callable 02/04/2028) (a)		7,875,000	8,098,650
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)		8,559,000	7,899,999
4.88%, 09/15/2032 (Callable 07/15/2032)		16,450,000	16,615,865
4.80%, 08/15/2038 (Callable 02/15/2038)		7,600,000	7,252,226
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033) (a)		10,000,000	10,889,210
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 10/31/2025) (a)		100,000	99,169
6.38%, 02/01/2031 (Callable 02/01/2026) (a)		1,000,000	1,024,034
5.75%, 10/15/2033 (Callable 10/15/2028) (a)		2,000,000	2,017,472
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)		14,250,000	14,140,006
4.75%, 03/21/2028 (Callable 02/21/2028)		10,000,000	10,111,473
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)		26,114,000	25,983,263
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035) (a)		8,350,000	8,411,530
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)		4,733,000	4,710,470
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043) (a)		5,000,000	5,332,722
6.54%, 11/15/2053 (Callable 05/15/2053) (a)		3,400,000	3,647,050
Comcast Corp.
4.25%, 01/15/2033		6,500,000	6,367,779
4.40%, 08/15/2035 (Callable 02/15/2035)		13,575,000	13,035,854
3.20%, 07/15/2036 (Callable 01/15/2036)		15,000,000	12,780,246
5.35%, 05/15/2053 (Callable 11/15/2052)		8,000,000	7,501,549
2.94%, 11/01/2056 (Callable 05/01/2056)		2,622,000	1,555,920
2.99%, 11/01/2063 (Callable 05/01/2063)		10,984,000	6,272,050
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)		20,400,000	18,853,214
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)		6,625,000	6,360,503
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)		69,277,000	72,511,970
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)		10,000,000	8,283,521
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034) (a)		10,000,000	9,963,806
4.80%, 02/01/2035 (Callable 08/01/2034) (a)		13,047,000	12,324,230
4.70%, 12/15/2042 (a)		1,670,000	1,371,416
3.60%, 06/15/2051 (Callable 12/15/2050) (a)		22,900,000	14,884,037
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)		21,800,000	22,652,054
5.10%, 05/01/2033 (Callable 02/01/2033)		5,000,000	5,059,821
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026) (a)		15,000,000	15,137,325
CSX Corp.
6.22%, 04/30/2040		475,000	524,962
4.65%, 03/01/2068 (Callable 09/01/2067)		9,000,000	7,604,894
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)		11,800,000	11,312,039
5.30%, 06/01/2033 (Callable 03/01/2033)		4,225,000	4,324,985
4.78%, 03/25/2038 (Callable 09/25/2037)		45,075,000	42,245,971
5.05%, 03/25/2048 (Callable 09/25/2047)		32,600,000	29,005,444
5.88%, 06/01/2053 (Callable 12/01/2052)		6,000,000	5,895,607
6.05%, 06/01/2054 (Callable 12/01/2053)		11,000,000	11,126,901
CVS Pass-Through Trust, 7.51%, 01/10/2032 (a)		16,454,509	17,534,767
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 10/11/2025) (a)		1,500,000	1,514,341
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)		17,000,000	17,364,468
5.13%, 05/15/2029 (Callable 02/15/2029)		18,264,000	18,676,454
3.25%, 02/15/2032 (Callable 08/15/2031)		10,000,000	9,113,253
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)		8,395,000	8,441,694
5.30%, 10/01/2029 (Callable 07/01/2029)		5,300,000	5,472,804
3.45%, 12/15/2051 (Callable 06/15/2051)		7,227,000	5,078,231
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)		53,520,000	49,246,536
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (e)		28,015,000	33,021,525
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)		7,000,000	7,146,177
5.55%, 04/01/2035 (Callable 01/01/2035)		7,175,000	7,365,828
Dignity Health, 5.27%, 11/01/2064		7,625,000	6,896,597
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 10/31/2025) (a)		16,211,000	15,816,492
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)		10,492,000	10,749,218
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)		21,000,000	20,500,281
2.38%, 09/15/2028 (Callable 07/15/2028)		60,000,000	56,549,719
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)		15,000,000	13,519,673
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)		5,500,000	5,418,620
Eaton Corp., 4.00%, 11/02/2032		3,660,000	3,582,337
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)		12,111,000	12,153,130
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)		15,600,000	15,801,856
6.32%, 12/04/2028 (Callable 11/04/2028) (a)		50,400,000	53,375,514
5.04%, 03/25/2030 (Callable 02/25/2030) (a)		9,275,000	9,461,053
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (Callable 11/11/2034)		8,000,000	8,487,040
Enbridge Energy Partners LP
7.50%, 04/15/2038		4,500,000	5,310,317
7.38%, 10/15/2045 (Callable 04/15/2045)		23,298,000	27,309,489
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)		8,650,000	8,638,565
5.63%, 05/01/2027 (Callable 10/16/2025) (a)		9,107,000	9,111,050
5.50%, 06/01/2027 (Callable 03/01/2027)		4,653,000	4,733,683
4.00%, 10/01/2027 (Callable 07/01/2027)		15,000,000	14,946,589
4.95%, 05/15/2028 (Callable 02/15/2028)		1,620,000	1,646,734
4.95%, 06/15/2028 (Callable 03/15/2028)		4,693,000	4,773,947
6.00%, 02/01/2029 (Callable 10/31/2025) (a)		8,900,000	9,026,597
5.25%, 04/15/2029 (Callable 01/15/2029)		18,925,000	19,471,239
4.15%, 09/15/2029 (Callable 06/15/2029)		16,585,000	16,433,632
7.38%, 02/01/2031 (Callable 02/01/2026) (a)		12,297,000	12,843,999
5.70%, 04/01/2035 (Callable 01/01/2035)		10,000,000	10,325,795
6.63%, 10/15/2036		3,575,000	3,894,078
6.50%, 02/01/2042 (Callable 08/01/2041)		18,727,000	19,834,829
6.10%, 02/15/2042		1,000,000	1,019,086
5.95%, 10/01/2043 (Callable 04/01/2043)		2,702,000	2,667,772
5.15%, 03/15/2045 (Callable 09/15/2044)		5,000,000	4,487,037
5.40%, 10/01/2047 (Callable 04/01/2047)		7,550,000	6,910,897
6.00%, 06/15/2048 (Callable 12/15/2047)		5,000,000	4,927,703
6.20%, 04/01/2055 (Callable 10/01/2054)		5,000,000	5,030,033
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)		18,250,000	18,242,630
5.50%, 05/15/2034 (Callable 02/15/2034) (a)		6,100,000	6,275,201
5.75%, 05/19/2035 (Callable 02/19/2035) (a)		7,000,000	7,291,339
5.95%, 05/15/2054 (Callable 11/15/2053) (a)		6,000,000	5,998,024
Enpro, Inc., 6.13%, 06/01/2033 (Callable 06/01/2028) (a)		1,000,000	1,022,043
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)		14,475,000	10,792,189
EQT Corp.
6.38%, 04/01/2029 (Callable 04/01/2026)		7,000,000	7,258,905
7.00%, 02/01/2030 (Callable 11/01/2029) (e)		28,813,000	31,369,966
7.50%, 06/01/2030 (Callable 12/01/2029)		8,606,000	9,493,495
4.75%, 01/15/2031 (Callable 07/15/2030)		17,900,000	17,863,507
3.63%, 05/15/2031 (Callable 05/15/2030) (a)		100,000	93,507
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)		15,000,000	15,334,509
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)		15,000,000	14,365,021
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027) (a)		500,000	539,822
Excelerate Energy LP, 8.00%, 05/15/2030 (Callable 05/15/2027) (a)		7,500,000	7,983,518
Fair Isaac Corp., 6.00%, 05/15/2033 (Callable 05/15/2028) (a)		100,000	101,244
FedEx Corp.
3.90%, 02/01/2035 (a)		7,000,000	6,378,183
4.95%, 10/17/2048 (Callable 04/17/2048) (a)		13,500,000	11,685,222
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)		8,000,000	8,054,847
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028) (a)		37,052,000	37,241,542
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)		2,378,000	2,395,545
Fiserv, Inc.
3.50%, 07/01/2029 (Callable 04/01/2029)		8,810,000	8,562,786
5.63%, 08/21/2033 (Callable 05/21/2033)		10,000,000	10,498,517
5.15%, 08/12/2034 (Callable 05/12/2034)		26,800,000	27,120,331
4.40%, 07/01/2049 (Callable 01/01/2049)		12,500,000	10,306,256
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)		30,000,000	27,594,303
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)		28,300,000	28,193,321
6.00%, 01/15/2028 (Callable 12/15/2027)		10,000,000	10,330,849
4.88%, 05/12/2030 (Callable 02/12/2030)		17,550,000	17,722,756
5.25%, 01/15/2032 (Callable 11/15/2031)		47,389,000	48,585,023
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)		7,075,000	6,742,806
2.80%, 01/15/2032 (Callable 10/15/2031)		5,000,000	4,426,738
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 (Callable 10/16/2025)		30,000,000	29,944,818
2.70%, 08/10/2026 (Callable 07/10/2026)		15,000,000	14,758,263
5.80%, 03/05/2027 (Callable 02/05/2027)		9,000,000	9,091,047
5.92%, 03/20/2028 (Callable 02/20/2028)		15,600,000	15,867,182
5.80%, 03/08/2029 (Callable 02/08/2029)		18,000,000	18,266,252
5.73%, 09/05/2030 (Callable 08/05/2030)		19,000,000	19,156,384
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031) (a)		1,000,000	954,738
6.13%, 04/15/2032 (Callable 01/15/2032) (a)		10,000,000	10,333,530
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)		14,000,000	13,399,037
5.88%, 06/01/2033 (Callable 03/01/2033)		16,000,000	16,964,078
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031) (a)		10,000,000	10,688,343
5.88%, 01/25/2034 (Callable 10/25/2033) (a)		3,000,000	3,125,300
6.25%, 01/25/2035 (Callable 10/25/2034) (a)		18,774,000	20,095,992
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 10/31/2025)		12,000,000	12,002,003
4.13%, 03/01/2028 (Callable 10/31/2025)		11,550,000	11,482,545
4.38%, 08/01/2028 (Callable 10/31/2025)		6,545,000	6,509,825
5.25%, 09/01/2029 (Callable 10/31/2025)		14,415,000	14,601,849
4.25%, 03/01/2030 (Callable 10/31/2025)		29,799,000	29,458,754
4.63%, 08/01/2030 (Callable 10/31/2025)		3,000,000	2,970,848
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029) (a)		43,130,000	42,008,079
2.38%, 02/16/2031 (Callable 11/16/2030) (a)		46,700,000	41,238,842
3.00%, 12/01/2031 (Callable 09/01/2031) (a)		13,625,000	12,153,465
General Motors Co.
5.35%, 04/15/2028 (Callable 03/15/2028)		18,700,000	19,133,039
5.63%, 04/15/2030 (Callable 03/15/2030)		7,825,000	8,112,364
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)		18,125,000	17,975,053
5.40%, 04/06/2026		10,000,000	10,055,084
2.35%, 02/26/2027 (Callable 01/26/2027)		10,900,000	10,617,789
5.05%, 04/04/2028		12,500,000	12,700,943
5.80%, 06/23/2028 (Callable 05/23/2028)		10,000,000	10,362,684
5.80%, 01/07/2029 (Callable 12/07/2028)		15,000,000	15,588,828
5.55%, 07/15/2029 (Callable 06/15/2029)		14,000,000	14,456,594
4.90%, 10/06/2029 (Callable 09/06/2029)		8,000,000	8,092,483
5.45%, 07/15/2030 (Callable 06/15/2030)		10,875,000	11,203,286
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)		4,000,000	4,064,568
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)		29,775,000	29,344,658
6.00%, 06/04/2029 (Callable 05/04/2029)		36,925,000	38,413,780
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)		9,150,000	9,311,469
GFL Environmental, Inc.
3.50%, 09/01/2028 (Callable 03/01/2028) (a)		22,000,000	21,458,650
6.75%, 01/15/2031 (Callable 01/15/2027) (a)		3,000,000	3,139,262
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041 (a)		9,400,000	9,716,671
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)(e)		3,543,000	3,477,125
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)		17,000,000	16,919,132
4.88%, 03/12/2029 (Callable 12/12/2028) (a)		18,000,000	18,287,063
2.50%, 09/01/2030 (Callable 06/01/2030) (a)		5,615,000	5,122,267
5.70%, 05/08/2033 (Callable 02/08/2033) (a)		12,500,000	13,201,250
6.50%, 10/06/2033 (Callable 07/06/2033) (a)		10,000,000	11,019,957
5.67%, 04/01/2035 (Callable 01/01/2035) (a)		22,321,000	23,198,931
3.88%, 04/27/2051 (Callable 10/27/2050) (a)		7,500,000	5,643,917
3.38%, 09/23/2051 (Callable 03/23/2051) (a)		4,000,000	2,741,106
5.89%, 04/04/2054 (Callable 10/04/2053) (a)		6,775,000	6,840,891
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)		10,035,000	10,046,113
2.90%, 05/15/2030 (Callable 02/15/2030)		5,000,000	4,627,461
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (a)		1,000,000	1,025,000
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027) (a)		5,000,000	4,823,335
3.50%, 03/01/2029 (Callable 09/01/2028) (a)		5,000,000	4,740,047
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034) (a)		10,000,000	10,215,000
5.76%, 12/09/2054 (Callable 06/09/2054) (a)		6,150,000	6,112,566
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)		9,575,000	8,621,030
4.70%, 11/10/2047 (Callable 05/10/2047) (a)		25,671,000	22,265,999
4.00%, 09/06/2049 (a)		19,500,000	14,890,118
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (Callable 04/23/2035) (a)		5,000,000	5,122,827
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035) (a)		10,000,000	10,269,153
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)		6,725,000	6,616,032
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)		1,000,000	1,004,304
4.50%, 02/15/2027 (Callable 08/15/2026)		16,500,000	16,530,218
5.20%, 06/01/2028 (Callable 05/01/2028)		10,000,000	10,241,436
5.88%, 02/01/2029 (Callable 08/01/2028)		8,500,000	8,849,839
3.50%, 09/01/2030 (Callable 03/01/2030)		5,000,000	4,775,810
5.50%, 03/01/2032 (Callable 01/01/2032)		8,000,000	8,334,651
5.45%, 09/15/2034 (Callable 06/15/2034)		9,000,000	9,232,114
5.75%, 03/01/2035 (Callable 12/01/2034)		6,250,000	6,534,214
4.38%, 03/15/2042 (Callable 09/15/2041)		3,900,000	3,337,373
4.63%, 03/15/2052 (Callable 09/15/2051)		12,475,000	10,301,221
6.00%, 04/01/2054 (Callable 10/01/2053)		11,000,000	11,021,544
6.20%, 03/01/2055 (Callable 09/01/2054)		4,000,000	4,129,130
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)		11,500,000	11,451,535
Herc Holdings, Inc.
6.63%, 06/15/2029 (Callable 06/15/2026) (a)		15,000,000	15,412,545
7.00%, 06/15/2030 (Callable 06/15/2027) (a)		4,000,000	4,154,904
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026) (a)		10,625,000	10,830,913
6.50%, 06/01/2029 (Callable 06/01/2026) (a)		5,450,000	5,620,776
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)		19,700,000	19,677,728
4.85%, 10/15/2031 (Callable 08/15/2031)		10,000,000	10,104,409
5.60%, 10/15/2054 (Callable 04/15/2054)		32,000,000	30,603,640
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (e)		19,000,000	18,918,777
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 10/11/2025)		22,900,000	22,948,807
4.50%, 10/01/2030 (Callable 07/01/2030)		14,157,000	13,947,720
5.75%, 01/15/2031 (Callable 12/15/2030)		8,800,000	9,108,228
5.50%, 09/01/2032 (Callable 07/01/2032)		10,200,000	10,368,137
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (Callable 03/15/2028) (a)		3,000,000	3,062,388
5.75%, 09/15/2033 (Callable 07/01/2028) (a)		4,000,000	4,053,400
Hologic, Inc., 3.25%, 02/15/2029 (Callable 10/16/2025) (a)		21,238,000	20,507,234
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)		25,000,000	24,522,548
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)		12,000,000	11,834,880
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)		12,000,000	11,270,450
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)		4,900,000	4,134,287
5.70%, 10/15/2034 (Callable 07/15/2034)		10,000,000	9,113,661
Hyatt Hotels Corp., 5.75%, 03/30/2032 (Callable 01/30/2032)		20,016,000	20,875,085
Hyundai Capital America
5.50%, 03/30/2026 (a)		7,775,000	7,814,391
1.65%, 09/17/2026 (Callable 08/17/2026) (a)		30,000,000	29,269,159
5.28%, 06/24/2027 (a)		17,350,000	17,617,548
4.88%, 11/01/2027 (a)		21,825,000	22,068,696
4.90%, 06/23/2028 (a)		19,650,000	19,928,363
5.68%, 06/26/2028 (Callable 05/26/2028) (a)		15,000,000	15,482,359
6.10%, 09/21/2028 (Callable 08/21/2028) (a)		10,000,000	10,458,562
5.30%, 01/08/2029 (Callable 12/08/2028) (a)		10,000,000	10,238,994
5.15%, 03/27/2030 (Callable 02/27/2030) (a)		15,000,000	15,306,375
4.50%, 09/18/2030 (Callable 08/18/2030) (a)		5,925,000	5,896,790
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)		9,700,000	10,304,526
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)		28,000,000	26,258,873
Insulet Corp., 6.50%, 04/01/2033 (Callable 04/01/2028) (a)		500,000	519,816
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)		3,275,000	3,348,245
4.90%, 08/05/2052 (Callable 02/05/2052)		2,600,000	2,236,299
5.70%, 02/10/2053 (Callable 08/10/2052)		5,575,000	5,391,434
International Business Machines Corp., 4.15%, 05/15/2039		13,000,000	11,670,647
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (Callable 08/15/2027) (a)		4,165,000	3,962,495
5.00%, 09/26/2048 (Callable 03/26/2048)		6,090,000	5,352,971
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 10/31/2025) (a)		2,500,000	2,493,040
6.25%, 02/01/2029 (Callable 01/01/2029)		23,041,000	24,253,763
6.50%, 05/15/2030 (Callable 05/15/2026) (a)		2,000,000	2,066,976
6.25%, 06/01/2032 (Callable 06/01/2028) (a)		8,000,000	8,225,128
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 10/11/2025) (a)		20,303,000	20,267,715
5.00%, 07/15/2028 (Callable 10/11/2025) (a)		4,000,000	3,975,933
7.00%, 02/15/2029 (Callable 10/31/2025) (a)		10,000,000	10,305,310
4.50%, 02/15/2031 (Callable 02/15/2026) (a)		10,000,000	9,545,259
6.25%, 01/15/2033 (Callable 12/06/2027) (a)		1,000,000	1,020,015
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050) (a)		14,393,000	9,980,182
4.50%, 04/08/2052 (Callable 10/08/2051) (a)		7,207,000	5,694,724
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)		10,000,000	10,319,422
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)		14,000,000	14,783,302
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 03/01/2056 (Callable 09/01/2055) (a)		15,000,000	15,380,850
6.38%, 04/15/2066 (Callable 10/15/2065) (a)		5,000,000	5,140,200
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)		24,344,000	22,997,672
3.63%, 01/15/2032 (Callable 01/15/2027)		7,000,000	6,525,143
5.75%, 04/01/2033 (Callable 01/01/2033)		3,000,000	3,132,990
6.75%, 03/15/2034 (Callable 12/15/2033)		24,000,000	26,532,085
4.38%, 02/02/2052 (Callable 08/02/2051)		7,825,000	6,152,143
6.50%, 12/01/2052 (Callable 06/01/2052)		15,286,000	16,107,470
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035) (a)		8,000,000	8,404,019
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)		17,000,000	18,250,918
KB Home, 7.25%, 07/15/2030 (Callable 10/11/2025)		5,000,000	5,155,960
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026) (a)		3,250,000	3,419,497
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)		7,900,000	7,945,067
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)		50,189,000	50,421,225
5.35%, 07/30/2030 (Callable 06/30/2030)		13,625,000	14,162,241
4.95%, 10/15/2034 (Callable 07/15/2034)		5,000,000	5,031,637
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)		6,000,000	5,447,730
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033		1,675,000	1,916,040
6.50%, 02/01/2037		6,785,000	7,346,289
6.95%, 01/15/2038		26,159,000	29,414,974
7.50%, 11/15/2040		27,248,000	31,945,726
Kinder Morgan, Inc.
5.15%, 06/01/2030 (Callable 05/01/2030)		12,900,000	13,307,369
8.05%, 10/15/2030		15,384,000	17,682,624
7.80%, 08/01/2031		16,174,000	18,762,153
5.85%, 06/01/2035 (Callable 03/01/2035)		5,000,000	5,265,954
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025) (a)		21,000,000	21,554,862
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)		5,500,000	6,095,008
Kioxia Holdings Corp., 6.25%, 07/24/2030 (Callable 07/24/2027) (a)		65,125,000	66,427,761
Kraft Heinz Foods Co.
6.75%, 03/15/2032 (e)		10,000,000	11,054,255
5.00%, 07/15/2035 (Callable 01/15/2035)		5,311,000	5,269,768
5.00%, 06/04/2042		5,000,000	4,615,783
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)		8,200,000	7,992,214
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)		18,100,000	17,678,290
2.70%, 10/15/2028 (Callable 08/15/2028)		15,066,000	14,351,738
3.15%, 10/15/2031 (Callable 07/15/2031)		7,575,000	6,887,409
6.35%, 02/20/2034 (Callable 11/20/2033)		6,000,000	6,411,577
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)		3,167,000	3,144,446
3.50%, 05/30/2030 (Callable 02/28/2030)		15,000,000	14,343,785
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)		2,000,000	2,052,907
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)		46,222,000	46,076,828
2.30%, 02/15/2031 (Callable 11/15/2030)		11,439,000	10,207,014
5.40%, 03/15/2032 (Callable 01/15/2032)		9,125,000	9,479,808
5.75%, 03/15/2033 (Callable 12/15/2032)		26,839,000	28,346,645
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)		7,750,000	7,982,159
LG Energy Solution Ltd.
5.50%, 07/02/2034 (a)		12,000,000	12,152,547
5.88%, 04/02/2035 (a)		12,500,000	12,914,204
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)		8,000,000	8,268,807
6.25%, 06/15/2033 (Callable 03/15/2033)		30,275,000	32,307,857
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)		2,725,000	2,622,594
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 10/31/2025) (a)		25,000,000	23,933,523
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)		10,000,000	10,091,509
LYB International Finance III LLC
5.50%, 03/01/2034 (Callable 12/01/2033)		10,600,000	10,661,301
6.15%, 05/15/2035 (Callable 02/15/2035)		10,000,000	10,421,271
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)		10,000,000	9,206,989
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)		3,000,000	3,026,693
5.15%, 03/01/2030 (Callable 02/01/2030)		15,375,000	15,802,142
4.75%, 09/15/2044 (Callable 03/15/2044)		3,985,000	3,429,882
Marriott International, Inc./MD
4.90%, 04/15/2029 (Callable 03/15/2029)		5,000,000	5,104,166
4.80%, 03/15/2030 (Callable 02/15/2030)		10,000,000	10,183,159
5.35%, 03/15/2035 (Callable 12/15/2034)		10,000,000	10,227,242
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)		5,000,000	4,646,473
6.25%, 05/01/2037		450,000	481,016
Masco Corp., 6.50%, 08/15/2032		15,834,000	17,378,212
MasTec, Inc.
4.50%, 08/15/2028 (Callable 10/31/2025) (a)		30,931,000	30,848,002
5.90%, 06/15/2029 (Callable 05/15/2029)		35,878,000	37,552,624
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)		4,800,000	4,873,773
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031) (a)		3,000,000	3,052,404
Micron Technology, Inc., 6.05%, 11/01/2035 (Callable 08/02/2035)		13,600,000	14,530,760
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)		17,160,000	17,234,652
Minera Mexico SAB de CV
5.63%, 02/12/2032 (Callable 12/12/2031) (a)		15,000,000	15,457,500
4.50%, 01/26/2050 (Callable 07/26/2049) (a)		8,000,000	6,593,497
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 10/31/2025) (a)		8,000,000	8,154,353
9.25%, 10/01/2028 (Callable 10/31/2025) (a)		24,646,000	25,824,301
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028) (a)		6,000,000	6,588,712
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027) (a)		2,000,000	2,054,506
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)		5,000,000	4,816,451
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)		11,101,000	11,456,064
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)		6,519,000	6,525,349
5.00%, 03/01/2033 (Callable 12/01/2032)		4,425,000	4,426,100
5.50%, 06/01/2034 (Callable 03/01/2034)		16,800,000	17,120,729
5.50%, 02/15/2049 (Callable 08/15/2048)		8,825,000	8,215,677
5.95%, 04/01/2055 (Callable 10/01/2054)		8,000,000	7,820,712
4.90%, 04/15/2058 (Callable 10/15/2057)		5,000,000	4,149,887
MSCI, Inc.
4.00%, 11/15/2029 (Callable 10/31/2025) (a)		7,562,000	7,388,071
3.88%, 02/15/2031 (Callable 10/31/2025) (a)		26,900,000	25,773,976
3.63%, 11/01/2031 (Callable 11/01/2026) (a)		10,000,000	9,392,534
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 10/31/2025) (a)		500,000	481,494
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)		5,000,000	4,980,501
National Fuel Gas Co., 5.50%, 03/15/2030 (Callable 02/15/2030)		10,600,000	10,956,435
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)		5,000,000	5,068,180
6.38%, 05/15/2030 (Callable 02/15/2030)		500,000	495,397
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)		42,204,000	42,306,758
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028) (a)		10,000,000	9,175,370
7.05%, 09/15/2028 (Callable 08/15/2028) (a)		5,000,000	5,205,939
5.55%, 09/13/2029 (Callable 08/13/2029) (a)		58,055,000	57,782,515
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027) (a)		10,000,000	9,809,013
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)		12,900,000	12,970,193
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)		18,000,000	12,200,981
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)		11,800,000	7,978,492
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027) (a)		1,000,000	1,053,613
Nova Southeastern University, Inc., 4.81%, 04/01/2053		4,800,000	4,112,258
Novelis Corp.
6.88%, 01/30/2030 (Callable 01/30/2027) (a)		3,000,000	3,110,922
6.38%, 08/15/2033 (Callable 08/15/2028) (a)		7,000,000	7,072,350
NTT Finance Corp., 5.50%, 07/16/2035 (Callable 04/16/2035) (a)		15,000,000	15,515,818
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)		10,000,000	9,978,901
4.13%, 03/15/2035 (Callable 09/15/2034)		6,550,000	6,065,030
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)		32,435,000	32,553,003
5.65%, 05/15/2033 (Callable 02/15/2033)		28,950,000	30,227,884
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)		9,625,000	9,613,351
2.65%, 02/15/2032 (Callable 11/15/2031)		15,000,000	13,342,524
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)		15,000,000	15,730,725
7.15%, 05/15/2028		7,000,000	7,398,860
8.88%, 07/15/2030 (Callable 01/15/2030)		19,873,000	22,960,052
6.63%, 09/01/2030 (Callable 03/01/2030)		8,943,000	9,581,736
7.50%, 05/01/2031		20,063,000	22,534,661
7.88%, 09/15/2031		12,790,000	14,542,859
5.55%, 10/01/2034 (Callable 07/01/2034)		12,775,000	12,961,757
6.45%, 09/15/2036		7,125,000	7,571,502
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)		36,300,000	30,501,145
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (a)		10,000,000	10,051,580
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)		10,000,000	10,003,201
5.65%, 09/01/2034 (Callable 06/01/2034)		6,250,000	6,407,148
4.20%, 03/15/2045 (Callable 09/15/2044)		8,770,000	6,804,180
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)		46,000,000	45,099,870
6.25%, 11/09/2032 (Callable 08/09/2032)		7,000,000	7,606,879
3.90%, 05/15/2035 (Callable 11/15/2034)		7,425,000	6,767,111
5.20%, 09/26/2035 (Callable 06/26/2035)		20,500,000	20,612,882
3.85%, 07/15/2036 (Callable 01/15/2036)		7,500,000	6,678,505
4.00%, 11/15/2047 (Callable 05/15/2047)		2,565,000	1,987,861
3.95%, 03/25/2051 (Callable 09/25/2050)		5,000,000	3,717,541
6.90%, 11/09/2052 (Callable 05/09/2052)		29,065,000	32,339,190
5.55%, 02/06/2053 (Callable 08/06/2052)		2,550,000	2,412,873
Orange SA, 9.00%, 03/01/2031 (e)		33,426,000	40,611,210
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029) (a)		5,000,000	4,794,433
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)		3,500,000	3,300,820
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)		5,000,000	4,961,428
7.00%, 12/01/2036 (e)		13,205,000	15,094,985
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)		10,000,000	10,376,431
PBF Holding Co. LLC / PBF Finance Corp., 9.88%, 03/15/2030 (Callable 03/15/2027) (a)		12,000,000	12,576,744
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.55%, 05/01/2028 (Callable 04/01/2028) (a)		15,000,000	15,445,774
6.05%, 08/01/2028 (Callable 07/01/2028) (a)		30,000,000	31,324,544
5.35%, 03/30/2029 (Callable 02/28/2029) (a)		7,500,000	7,713,170
5.25%, 07/01/2029 (Callable 06/01/2029) (a)		12,800,000	13,161,981
6.20%, 06/15/2030 (Callable 04/15/2030) (a)		6,000,000	6,419,150
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027) (a)		500,000	512,156
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (Callable 03/15/2030) (e)		25,250,000	24,643,071
6.13%, 09/30/2032 (Callable 09/30/2027)		5,000,000	5,033,525
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)		11,825,000	11,427,522
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)		6,000,000	5,356,234
5.88%, 05/01/2042		5,000,000	5,128,524
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)		12,550,000	11,993,633
4.95%, 03/15/2035 (Callable 12/15/2034)		13,000,000	12,867,736
4.68%, 02/15/2045 (Callable 08/15/2044)		2,000,000	1,711,373
Phinia, Inc.
6.75%, 04/15/2029 (Callable 04/15/2026) (a)		100,000	103,019
6.63%, 10/15/2032 (Callable 10/15/2027) (a)		1,000,000	1,030,633
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)		16,935,000	18,077,096
6.88%, 05/15/2034 (Callable 02/15/2034)		8,500,000	9,384,765
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)		10,000,000	9,655,223
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)		15,000,000	15,923,199
POSCO, 5.75%, 01/17/2028 (a)		5,000,000	5,159,286
POSCO Holdings, Inc., 5.13%, 05/07/2030 (a)		21,000,000	21,505,041
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)		10,000,000	9,852,675
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026) (a)		2,000,000	2,069,892
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)		10,000,000	9,335,451
5.25%, 08/09/2034 (Callable 05/09/2034)		15,000,000	15,378,029
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (Callable 03/01/2028) (a)		500,000	517,922
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028) (a)		3,000,000	3,106,189
Raizen Fuels Finance SA
5.70%, 01/17/2035 (Callable 10/17/2034) (a)		12,525,000	11,536,777
6.70%, 02/25/2037 (Callable 11/25/2036) (a)		5,675,000	5,515,391
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026) (a)		6,500,000	6,753,923
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)		56,870,000	55,878,876
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)		9,750,000	10,085,714
6.30%, 02/15/2030 (Callable 12/15/2029)		26,000,000	27,567,775
6.40%, 04/15/2033 (Callable 01/15/2033)		15,332,000	16,459,612
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)		20,400,000	18,525,055
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030 (Callable 08/16/2030) (a)		16,725,000	16,846,069
5.98%, 09/16/2035 (Callable 06/16/2035) (a)		10,000,000	10,181,890
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)		5,000,000	5,128,815
Revvity, Inc.
1.90%, 09/15/2028 (Callable 07/15/2028)		6,280,000	5,853,643
3.30%, 09/15/2029 (Callable 06/15/2029)		25,000,000	23,908,484
3.63%, 03/15/2051 (Callable 09/15/2050)		11,775,000	8,336,135
Rogers Communications, Inc., 3.80%, 03/15/2032 (Callable 12/15/2031)		13,000,000	12,280,285
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027) (a)		1,000,000	1,019,680
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)		29,600,000	29,574,869
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)		7,925,000	7,343,764
3.13%, 07/01/2050 (Callable 01/01/2050)		6,000,000	4,080,157
RXO, Inc., 7.50%, 11/15/2027 (Callable 10/31/2025) (a)		7,000,000	7,117,821
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)		16,550,000	16,999,745
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)		4,010,000	4,023,183
5.00%, 03/15/2027 (Callable 09/15/2026)		20,300,000	20,422,750
4.50%, 05/15/2030 (Callable 11/15/2029)		21,897,000	21,973,381
Samarco Mineracao SA, 9.50% (or 9.50% PIK), 06/30/2031 (Callable 10/16/2025) (a)		13,037,639	13,105,304
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)		21,000,000	19,602,473
6.88%, 09/19/2033 (Callable 06/19/2033) (a)		9,100,000	10,007,971
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028) (a)		11,096,000	11,045,568
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027) (a)		15,000,000	15,261,240
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 10/31/2025) (a)		5,000,000	4,972,103
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 10/31/2025) (a)		1,000,000	1,013,812
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 10/16/2025)		4,000,000	3,904,245
SK Hynix, Inc.
6.25%, 01/17/2026 (a)		5,900,000	5,923,464
1.50%, 01/19/2026 (a)		13,000,000	12,887,407
5.50%, 01/16/2029 (a)		21,123,000	21,820,485
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)		960,000	999,005
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)		18,000,000	16,090,764
5.40%, 03/20/2034 (Callable 12/20/2033)		15,000,000	15,486,748
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029) (a)		16,566,000	16,786,765
2.63%, 09/13/2031 (Callable 06/13/2031) (a)		18,500,000	16,205,341
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028) (a)		2,000,000	2,006,608
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)		30,000,000	31,233,881
5.90%, 04/30/2054 (Callable 10/30/2053)		14,613,000	15,007,652
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (Callable 07/01/2034)		24,530,000	24,661,840
Southern Copper Corp., 7.50%, 07/27/2035		19,786,000	23,411,230
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035) (a)		10,000,000	10,201,239
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027) (a)		1,000,000	1,026,021
6.25%, 08/01/2033 (Callable 08/01/2028) (a)		3,125,000	3,166,829
Standard Industries, Inc./NY
4.75%, 01/15/2028 (Callable 10/31/2025) (a)		24,408,000	24,198,047
4.38%, 07/15/2030 (Callable 10/31/2025) (a)		7,000,000	6,711,457
3.38%, 01/15/2031 (Callable 10/31/2025) (a)		5,000,000	4,527,840
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)		3,000,000	3,117,257
4.85%, 11/15/2048 (Callable 05/15/2048)		4,175,000	3,643,415
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)		3,650,000	3,712,973
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)		7,500,000	5,520,011
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (Callable 03/15/2028) (a)		1,000,000	1,053,032
Sunoco LP
5.63%, 03/15/2031 (Callable 09/15/2027) (a)		5,000,000	4,963,115
7.25%, 05/01/2032 (Callable 05/01/2027) (a)		5,000,000	5,247,405
5.88%, 03/15/2034 (Callable 09/15/2028) (a)		5,000,000	4,956,709
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 10/11/2025) (a)		10,000,000	10,309,530
Syensqo Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034) (a)		49,082,000	51,303,516
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)		10,000,000	10,092,308
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)		22,570,000	23,924,035
6.00%, 01/17/2034 (Callable 10/17/2033)		9,000,000	9,734,137
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)		11,825,000	10,739,123
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)		15,000,000	15,263,198
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (Callable 10/31/2025)		28,000,000	28,031,289
4.88%, 02/01/2031 (Callable 02/01/2026)		10,500,000	10,530,668
4.00%, 01/15/2032 (Callable 07/15/2026)		14,000,000	13,276,816
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)		23,285,000	23,151,064
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)		10,000,000	9,776,824
2.38%, 08/09/2028 (Callable 06/09/2028)		25,000,000	23,729,831
6.10%, 04/12/2034 (Callable 01/12/2034)		10,000,000	10,631,163
Telecom Italia Capital SA, 7.20%, 07/18/2036		797,000	860,180
Telefonica Emisiones SA
4.10%, 03/08/2027		3,768,000	3,760,400
7.05%, 06/20/2036		4,925,000	5,556,386
5.21%, 03/08/2047		34,108,000	30,659,180
4.90%, 03/06/2048		9,475,000	8,133,547
5.52%, 03/01/2049 (Callable 09/01/2048)		2,000,000	1,859,179
Telefonica Europe BV, 8.25%, 09/15/2030		13,750,000	15,886,350
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027) (a)		250,000	254,674
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		20,803,000	20,433,175
4.75%, 05/09/2027 (Callable 02/09/2027)		5,449,000	5,441,389
7.88%, 09/15/2029 (Callable 06/15/2029)		5,000,000	5,456,475
6.00%, 12/01/2032 (Callable 09/01/2032)		5,000,000	5,207,430
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)		15,000,000	14,113,525
Time Warner Cable LLC
7.30%, 07/01/2038		19,829,000	21,666,972
6.75%, 06/15/2039		8,041,000	8,412,658
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)		12,522,000	12,578,191
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 10/11/2025)		17,250,000	17,275,967
3.38%, 04/15/2029 (Callable 10/11/2025)		5,000,000	4,854,648
3.88%, 04/15/2030 (Callable 01/15/2030)		53,473,000	52,435,010
3.50%, 04/15/2031 (Callable 04/15/2026)		60,000,000	57,074,191
5.13%, 05/15/2032 (Callable 03/15/2032)		9,000,000	9,262,419
4.38%, 04/15/2040 (Callable 10/15/2039)		10,000,000	9,029,394
3.60%, 11/15/2060 (Callable 05/15/2060)		15,000,000	10,189,573
Toll Road Investors Partnership II LP
0.00%, 02/15/2027 (a)(f)		32,855,000	30,176,823
0.00%, 02/15/2028 (a)(f)		6,000,000	5,097,451
0.00%, 02/15/2029 (a)(f)		940,000	727,763
0.00%, 02/15/2030 (a)(f)		5,038,000	3,860,073
0.00%, 02/15/2031 (a)(f)		5,396,000	3,952,568
0.00%, 02/15/2036 (a)(f)		12,500,000	6,529,596
TopBuild Corp.
3.63%, 03/15/2029 (Callable 10/31/2025) (a)		2,500,000	2,396,772
4.13%, 02/15/2032 (Callable 10/15/2026) (a)		1,000,000	937,450
5.63%, 01/31/2034 (Callable 09/30/2028) (a)		7,000,000	6,974,554
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)		1,300,000	1,181,700
Trane Technologies Holdco, Inc., 5.75%, 06/15/2043		4,126,000	4,354,672
TransCanada PipeLines Ltd., 2.50%, 10/12/2031 (Callable 07/12/2031)		17,500,000	15,373,355
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)		2,600,000	2,276,831
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 10/31/2025) (a)		5,500,000	5,604,825
6.38%, 03/01/2029 (Callable 03/01/2026) (a)		3,000,000	3,067,203
6.88%, 12/15/2030 (Callable 08/18/2026) (a)		15,000,000	15,542,025
6.63%, 03/01/2032 (Callable 03/01/2027) (a)		1,000,000	1,029,545
6.00%, 01/15/2033 (Callable 09/15/2027) (a)		11,000,000	11,121,913
6.25%, 01/31/2034 (Callable 08/31/2028) (a)		500,000	514,210
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 10/16/2025)		1,500,000	1,454,447
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)		7,000,000	7,524,874
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 10/11/2025) (a)		5,000,000	5,171,990
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026) (a)		7,425,000	7,331,579
3.15%, 06/15/2031 (Callable 03/15/2031) (a)		33,975,000	30,297,865
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)		15,563,000	13,896,187
TTX Co., 4.65%, 06/15/2044 (a)		7,710,000	6,852,556
Tyco Electronics Group SA, 7.13%, 10/01/2037		500,000	591,991
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)		4,650,000	4,290,594
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 10/11/2025)		5,000,000	4,912,845
4.88%, 01/15/2028 (Callable 10/11/2025)		5,000,000	4,984,737
6.00%, 12/15/2029 (Callable 12/15/2025) (a)		33,700,000	34,701,193
4.00%, 07/15/2030 (Callable 10/11/2025)		10,000,000	9,564,986
3.88%, 02/15/2031 (Callable 10/11/2025)		3,000,000	2,838,060
3.75%, 01/15/2032 (Callable 07/15/2026)		1,000,000	926,381
6.13%, 03/15/2034 (Callable 03/15/2029) (a)		21,700,000	22,564,159
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)		16,000,000	15,621,624
2.65%, 10/15/2030 (Callable 07/15/2030)		24,322,000	21,958,211
5.05%, 10/15/2034 (Callable 07/15/2034)		30,000,000	29,280,340
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)		5,250,000	5,277,494
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)		6,243,000	6,214,802
5.25%, 06/15/2046 (Callable 12/15/2045)		4,000,000	3,323,902
Vale Canada Ltd., 7.20%, 09/15/2032		1,600,000	1,769,840
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)		25,339,000	24,369,715
6.13%, 06/12/2033 (Callable 03/12/2033)		32,000,000	34,173,088
6.88%, 11/21/2036		29,519,000	33,132,598
6.40%, 06/28/2054 (Callable 12/28/2053)		15,000,000	15,418,830
Valero Energy Corp., 6.63%, 06/15/2037		5,000,000	5,544,336
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)		20,000,000	20,155,830
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027) (a)		1,500,000	1,598,198
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027) (a)		29,950,000	31,741,200
5.88%, 05/22/2030 (Callable 04/22/2030) (a)		29,050,000	30,206,069
8.00%, 11/15/2032 (Callable 08/15/2032) (a)		22,989,000	26,679,666
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (Callable 07/15/2033) (a)		5,000,000	5,263,287
7.75%, 05/01/2035 (Callable 12/01/2034) (a)		5,000,000	5,643,541
6.75%, 01/15/2036 (Callable 07/15/2035) (a)		7,000,000	7,435,239
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)		2,500,000	2,192,351
4.50%, 08/10/2033		15,710,000	15,482,730
4.40%, 11/01/2034 (Callable 05/01/2034)		790,000	762,074
4.27%, 01/15/2036		10,793,000	10,123,193
5.25%, 03/16/2037		18,225,000	18,416,902
4.81%, 03/15/2039		38,575,000	36,790,577
4.86%, 08/21/2046		2,500,000	2,274,708
3.70%, 03/22/2061 (Callable 09/22/2060)		5,950,000	4,191,145
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)		10,000,000	7,625,839
4.00%, 06/22/2050 (Callable 12/22/2049)		22,000,000	15,008,916
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)		24,344,000	24,548,675
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027) (a)		9,700,000	9,680,026
Videotron Ltd.
3.63%, 06/15/2029 (Callable 10/31/2025) (a)		22,139,000	21,463,069
5.70%, 01/15/2035 (Callable 10/15/2034) (a)		31,700,000	32,304,823
Viper Energy Partners LLC, 5.70%, 08/01/2035 (Callable 05/01/2035)		15,775,000	16,038,758
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)		15,000,000	14,073,767
Vodafone Group PLC
7.88%, 02/15/2030		1,581,000	1,805,370
6.15%, 02/27/2037		4,934,000	5,376,263
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/31/2025) (a)		8,300,000	8,260,629
5.05%, 03/27/2028 (Callable 02/27/2028) (a)		15,175,000	15,373,253
4.55%, 09/11/2028 (Callable 08/11/2028) (a)		10,800,000	10,835,031
6.20%, 11/16/2028 (Callable 10/16/2028) (a)		19,000,000	19,889,362
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)		26,883,000	25,572,627
2.95%, 04/01/2031 (Callable 01/01/2031)		32,741,000	29,905,465
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)		11,050,000	10,674,252
4.70%, 03/01/2048 (Callable 09/01/2047)		500,000	444,481
Warnermedia Holdings, Inc., 4.28%, 03/15/2032 (Callable 12/15/2031)		30,599,000	28,036,334
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028)		1,000,000	993,698
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030) (a)		54,200,000	55,757,992
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)		20,300,000	21,043,552
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)		13,347,000	13,339,209
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029) (e)		4,000,000	3,904,351
6.15%, 04/01/2033 (Callable 01/01/2033)		2,500,000	2,641,051
5.45%, 11/15/2034 (Callable 08/15/2034)		30,350,000	30,390,608
5.25%, 02/01/2050 (Callable 08/01/2049) (e)		10,000,000	8,703,055
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)		36,775,000	36,455,735
4.70%, 09/15/2028 (Callable 06/15/2028) (e)		10,205,000	10,347,229
WestRock MWV LLC, 8.20%, 01/15/2030		5,012,000	5,740,571
Whirlpool Corp., 6.13%, 06/15/2030 (Callable 03/15/2030)		17,775,000	17,914,218
Whistler Pipeline LLC, 5.95%, 09/30/2034 (Callable 06/30/2034) (a)		29,499,000	30,404,520
Williams Cos., Inc.
7.50%, 01/15/2031		120,000	135,979
7.75%, 06/15/2031		3,500,000	4,034,526
8.75%, 03/15/2032 (e)		11,275,000	13,681,210
6.30%, 04/15/2040		1,590,000	1,721,883
5.75%, 06/24/2044 (Callable 12/24/2043)		2,500,000	2,522,538
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)		17,800,000	17,436,684
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)		25,500,000	25,482,992
5.40%, 05/19/2030 (Callable 04/19/2030)		4,500,000	4,621,209
5.10%, 09/12/2034 (Callable 06/12/2034)		17,075,000	16,944,525
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027) (a)		10,000,000	10,426,990
XPO, Inc.
6.25%, 06/01/2028 (Callable 10/11/2025) (a)		1,000,000	1,018,983
7.13%, 06/01/2031 (Callable 06/01/2026) (a)		500,000	523,141
7.13%, 02/01/2032 (Callable 02/01/2027) (a)		250,000	262,558
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)		20,250,000	20,143,134
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030) (a)		17,225,000	16,809,521
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)		1,000,000	962,563
5.20%, 09/15/2034 (Callable 06/15/2034)		20,000,000	20,476,724
5.75%, 11/30/2039		11,375,000	11,726,203
			9,754,847,250

Utilities - 1.2%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031) (a)		4,850,000	4,351,239
Appalachian Power Co., 6.70%, 08/15/2037		1,400,000	1,551,188
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)		10,000,000	6,346,782
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)		7,600,000	6,548,838
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)		10,000,000	10,682,837
5.60%, 06/15/2042 (Callable 12/15/2041)		6,100,000	6,182,289
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)		9,425,000	7,003,004
Dominion Resources, Inc., 5.95%, 06/15/2035		1,880,000	2,000,933
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)		15,200,000	13,956,340
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)		11,900,000	12,106,202
5.10%, 03/01/2029 (Callable 02/01/2029)		8,318,000	8,523,041
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)		11,000,000	7,750,953
6.10%, 09/15/2053 (Callable 03/15/2053)		8,400,000	8,841,554
5.80%, 06/15/2054 (Callable 12/15/2053)		10,000,000	10,102,764
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030) (a)		8,775,000	7,886,759
Enel Finance International NV
3.50%, 04/06/2028 (a)		7,000,000	6,872,396
7.50%, 10/14/2032 (Callable 07/14/2032) (a)		20,000,000	23,057,267
5.00%, 09/30/2035 (Callable 06/30/2035) (a)		13,000,000	12,810,428
6.00%, 10/07/2039 (a)		4,286,000	4,486,172
4.75%, 05/25/2047 (a)		54,084,000	46,844,890
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029) (a)		3,000,000	2,827,403
Essential Utilities, Inc., 5.25%, 08/15/2035 (Callable 05/15/2035)		7,000,000	7,034,207
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)		9,100,000	9,390,919
Exelon Corp.
7.60%, 04/01/2032		1,650,000	1,910,274
5.10%, 06/15/2045 (Callable 12/15/2044)		5,875,000	5,475,453
4.10%, 03/15/2052 (Callable 09/15/2051)		5,000,000	3,909,731
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)		10,300,000	10,133,123
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)		4,300,000	3,863,911
3.40%, 03/01/2050 (Callable 09/01/2049)		11,325,000	7,906,502
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)		15,000,000	14,413,369
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)		8,762,000	8,661,171
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053) (a)		11,000,000	11,068,353
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028 (a)		5,000,000	4,914,250
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034) (a)		14,000,000	14,576,668
KeySpan Corp., 8.00%, 11/15/2030		8,375,000	9,571,586
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)		10,600,000	9,459,255
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)		5,000,000	5,174,186
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)		8,005,000	7,936,168
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)		15,000,000	15,469,570
3.60%, 05/01/2030 (Callable 02/01/2030)		20,800,000	20,141,809
3.95%, 03/30/2048 (Callable 09/30/2047)		11,775,000	9,361,033
5.85%, 04/01/2055 (Callable 10/01/2054)		8,000,000	8,113,038
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030) (a)		5,300,000	5,428,922
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)		5,000,000	5,262,763
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)		8,150,000	8,261,123
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)		3,700,000	3,694,738
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)		9,500,000	8,912,367
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)		14,050,000	14,602,093
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)		6,400,000	6,545,619
RWE Finance US LLC
5.13%, 09/18/2035 (Callable 06/18/2035) (a)		25,000,000	24,659,255
6.25%, 04/16/2054 (Callable 10/16/2053) (a)		13,000,000	13,489,370
			490,074,105
TOTAL CORPORATE BONDS (Cost $18,376,797,585)			18,167,584,359

U.S. TREASURY SECURITIES - 24.4%		Par	Value
United States Treasury Note/Bond
3.13%, 08/31/2027		605,625,000	600,018,239
3.88%, 11/30/2027		391,575,000	393,639,947
4.25%, 01/15/2028		541,275,000	548,654,099
3.75%, 04/15/2028		201,450,000	202,063,794
3.63%, 08/15/2028		305,000,000	305,000,000
2.38%, 03/31/2029		50,000,000	47,910,156
2.75%, 05/31/2029		501,900,000	486,117,599
3.88%, 12/31/2029		244,850,000	246,418,570
4.00%, 01/31/2031		300,000	303,129
1.38%, 11/15/2031		130,150,000	112,650,926
1.88%, 02/15/2032		849,850,000	753,976,297
2.88%, 05/15/2032		462,850,000	435,151,320
4.00%, 06/30/2032		316,375,000	318,006,309
3.50%, 02/15/2033		400,000	388,328
4.63%, 02/15/2035		16,975,000	17,640,738
1.13%, 08/15/2040		102,000,000	64,323,750
1.38%, 11/15/2040		252,550,000	164,769,146
2.25%, 05/15/2041		290,000,000	214,860,548
1.75%, 08/15/2041		516,650,000	350,555,095
2.00%, 11/15/2041		275,550,000	193,509,292
2.38%, 02/15/2042		538,700,000	399,185,115
3.38%, 08/15/2042		707,625,000	602,918,613
3.88%, 02/15/2043		237,925,000	215,944,820
2.88%, 05/15/2043		683,225,000	535,264,086
3.88%, 05/15/2043		720,175,000	652,349,142
4.63%, 05/15/2044		275,400,000	273,388,288
2.50%, 02/15/2045		499,875,000	358,054,994
2.88%, 05/15/2049		611,700,000	446,254,266
2.25%, 08/15/2049		96,125,000	61,354,785
2.38%, 05/15/2051		477,025,000	306,898,508
2.88%, 05/15/2052		507,475,000	362,130,988
4.75%, 11/15/2053		58,000,000	58,065,703
4.25%, 02/15/2054		226,050,000	208,654,747
TOTAL U.S. TREASURY SECURITIES (Cost $10,355,492,327)			9,936,421,337

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 15.9%		Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039		158,237	159,248
Pool A93505, 4.50%, 08/01/2040		555,626	557,119
Pool A96413, 4.00%, 01/01/2041		3,655,363	3,567,746
Pool C00689, 6.50%, 12/01/2028		2,009	2,075
Pool C00785, 6.50%, 06/01/2029		946	978
Pool C03490, 4.50%, 08/01/2040		726,413	728,589
Pool C09004, 3.50%, 07/01/2042		5,771,564	5,464,974
Pool C91466, 3.00%, 07/01/2032		2,549,268	2,480,735
Pool C91568, 3.00%, 10/01/2032		1,958,120	1,903,784
Pool C91581, 3.00%, 11/01/2032		3,033,899	2,942,874
Pool C91594, 3.00%, 01/01/2033		1,483,756	1,439,439
Pool C91826, 3.00%, 05/01/2035		4,438,091	4,221,080
Pool C91852, 3.00%, 10/01/2035		3,809,663	3,628,951
Pool G04222, 5.50%, 04/01/2038		18,786	19,563
Pool G04834, 5.00%, 03/01/2036		1,346,430	1,379,872
Pool G06068, 4.00%, 10/01/2040		6,027,092	5,883,857
Pool G07304, 3.50%, 12/01/2042		5,498,738	5,213,466
Pool G07601, 3.00%, 07/01/2043		13,872,661	12,764,680
Pool G07801, 4.00%, 10/01/2044		4,994,787	4,829,656
Pool G07849, 3.50%, 05/01/2044		13,908,030	13,135,905
Pool G07995, 5.50%, 01/01/2039		4,613,723	4,734,847
Pool G08192, 5.50%, 04/01/2037		32,884	34,257
Pool G08269, 5.50%, 05/01/2038		30,499	31,635
Pool G08372, 4.50%, 11/01/2039		531,375	534,442
Pool G08500, 3.50%, 07/01/2042		8,404,954	7,963,682
Pool G08518, 3.00%, 02/01/2043		1,972,050	1,815,571
Pool G08528, 3.00%, 04/01/2043		4,160,155	3,829,177
Pool G08534, 3.00%, 06/01/2043		3,449,972	3,174,770
Pool G08540, 3.00%, 08/01/2043		7,947,337	7,311,722
Pool G08606, 4.00%, 09/01/2044		2,641,078	2,548,858
Pool G08628, 4.00%, 02/01/2045		3,093,874	2,983,289
Pool G08681, 3.50%, 12/01/2045		2,558,073	2,403,557
Pool G08682, 4.00%, 12/01/2045		1,878,243	1,809,162
Pool G08694, 4.00%, 02/01/2046		2,279,002	2,176,405
Pool G08707, 4.00%, 05/01/2046		191,912	184,754
Pool G16501, 3.00%, 04/01/2033		4,441,123	4,331,847
Pool G30615, 3.00%, 12/01/2032		3,205,172	3,108,176
Pool G30974, 3.50%, 01/01/2034		4,954,045	4,867,810
Pool G60137, 3.50%, 02/01/2043		7,296,863	6,949,793
Pool G60393, 3.50%, 01/01/2046		14,295,579	13,455,888
Pool G60440, 3.50%, 03/01/2046		2,066,593	1,945,211
Pool G60722, 3.00%, 10/01/2046		23,347,580	21,134,885
Pool G60774, 3.00%, 10/01/2045		10,377,277	9,550,739
Pool G60785, 4.00%, 08/01/2046		3,534,940	3,406,764
Pool G60864, 3.00%, 02/01/2047		14,387,027	13,093,140
Pool G60988, 3.00%, 05/01/2047		26,065,684	23,600,666
Pool G60994, 3.50%, 01/01/2045		7,844,561	7,412,388
Pool G61195, 3.50%, 08/01/2044		9,870,787	9,324,938
Pool G61225, 4.50%, 12/01/2043		3,029,931	3,042,735
Pool G61297, 3.50%, 08/01/2047		6,865,667	6,462,418
Pool G61581, 4.00%, 08/01/2048		6,839,487	6,580,064
Pool G61849, 4.50%, 11/01/2046		21,088,349	21,129,775
Pool G67701, 3.00%, 10/01/2046		91,470,480	83,754,939
Pool G67702, 4.00%, 01/01/2047		13,526,177	13,042,273
Pool G67710, 3.50%, 03/01/2048		32,401,822	30,232,135
Pool G67712, 4.00%, 06/01/2048		22,180,579	21,486,634
Pool Q08998, 3.50%, 06/01/2042		1,565,427	1,486,147
Pool Q10378, 3.00%, 08/01/2042		5,399,734	4,975,746
Pool Q11218, 3.50%, 09/01/2042		3,536,621	3,344,379
Pool Q13205, 3.00%, 11/01/2042		18,288,949	16,850,985
Pool Q14875, 3.00%, 01/01/2043		10,111,428	9,315,451
Pool Q16455, 3.00%, 03/01/2043		6,433,753	5,923,934
Pool Q17640, 3.00%, 04/01/2043		4,668,321	4,298,379
Pool Q50031, 3.50%, 08/01/2047		18,726,704	17,518,193
Pool QB1368, 2.50%, 07/01/2050		23,677,115	20,384,966
Pool QC5811, 2.00%, 08/01/2051		12,038,610	9,892,660
Pool RA4524, 1.50%, 02/01/2051		17,277,556	13,279,515
Pool RA4549, 2.50%, 02/01/2051		51,119,153	44,000,483
Pool RA5077, 2.50%, 05/01/2051		20,530,240	17,671,107
Pool RB0771, 2.50%, 02/01/2042		13,923,377	12,421,179
Pool RB0788, 2.50%, 03/01/2042		18,629,471	16,642,589
Pool RB5089, 1.50%, 12/01/2040		72,061,399	60,273,102
Pool RB5090, 2.00%, 12/01/2040		57,159,012	49,520,099
Pool RB5100, 2.00%, 02/01/2041		18,022,255	15,774,441
Pool RB5110, 1.50%, 05/01/2041		67,159,535	56,762,238
Pool RB5111, 2.00%, 05/01/2041		15,234,827	13,194,276
Pool RB5138, 2.00%, 12/01/2041		87,742,339	75,888,092
Pool SB0084, 3.00%, 02/01/2032		4,147,879	4,074,990
Pool SB0463, 2.50%, 01/01/2036		21,536,565	20,467,498
Pool SB8088, 1.50%, 02/01/2036		38,801,120	34,814,560
Pool SC0157, 2.50%, 07/01/2041		32,175,772	28,776,484
Pool SC0158, 2.50%, 04/01/2041		14,219,449	12,735,015
Pool SC0208, 2.00%, 11/01/2041		30,989,752	26,899,206
Pool SD0047, 3.50%, 07/01/2045		6,466,883	6,104,103
Pool SD0295, 3.00%, 02/01/2049		24,726,018	22,478,976
Pool SD2181, 5.50%, 01/01/2053		11,755,475	11,954,055
Pool SD2446, 5.50%, 03/01/2053		43,535,448	44,342,372
Pool SD2903, 2.00%, 03/01/2051		164,945,041	134,331,393
Pool SD3008, 4.50%, 05/01/2048		11,743,105	11,749,738
Pool SD3387, 6.00%, 07/01/2053		55,818,620	57,838,471
Pool SD4957, 2.00%, 03/01/2051		47,949,214	38,747,634
Pool SD5044, 6.00%, 03/01/2054		44,888,178	46,348,094
Pool SD5594, 5.50%, 07/01/2053		25,003,007	25,301,438
Pool SD7516, 4.00%, 05/01/2050		40,275,398	38,557,273
Pool SD7534, 2.50%, 02/01/2051		82,512,295	71,208,781
Pool SD7541, 2.00%, 05/01/2051		60,669,263	49,767,657
Pool SD7548, 2.50%, 11/01/2051		82,464,999	70,980,082
Pool SD7553, 3.00%, 03/01/2052		69,207,762	61,864,090
Pool SD7555, 3.00%, 08/01/2052		21,968,288	19,637,369
Pool SE5001, 2.00%, 06/01/2052		58,611,320	48,381,024
Pool U69907, 3.50%, 03/01/2043		16,141,059	15,212,807
Pool V81992, 4.00%, 10/01/2045		4,301,277	4,143,972
Pool Z40130, 3.00%, 01/01/2046		35,029,113	32,283,296
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028		1,488	1,535
Pool 252255, 6.50%, 02/01/2029		3,350	3,457
Pool 257203, 5.00%, 05/01/2028		4,151	4,175
Pool 310209, 3.50%, 08/01/2043		48,395,971	46,234,433
Pool 310210, 4.00%, 05/01/2044		51,927,390	50,374,782
Pool 310213, 3.00%, 03/01/2047		58,436,420	51,575,836
Pool 357426, 5.00%, 09/01/2033		2,651,785	2,688,137
Pool 545407, 5.50%, 01/01/2032		1,864	1,922
Pool 725025, 4.50%, 10/01/2033		5,222,452	5,191,953
Pool 725424, 5.50%, 04/01/2034		187,595	192,548
Pool 725773, 5.50%, 09/01/2034		8,705	8,947
Pool 735228, 5.50%, 02/01/2035		7,571	7,858
Pool 735382, 5.00%, 04/01/2035		316,328	323,536
Pool 735676, 5.00%, 07/01/2035		959,543	981,396
Pool 745275, 5.00%, 02/01/2036		593,295	607,557
Pool 745355, 5.00%, 03/01/2036		275,843	283,377
Pool 745418, 5.50%, 04/01/2036		889,527	925,533
Pool 889579, 6.00%, 05/01/2038		1,588,285	1,673,755
Pool 890355, 3.50%, 09/01/2041		7,993,858	7,621,181
Pool AB0110, 5.00%, 02/01/2035		4,472,033	4,533,423
Pool AB0125, 5.00%, 02/01/2035		3,017,271	3,058,646
Pool AB0731, 4.00%, 06/01/2039		2,779,746	2,758,525
Pool AB5188, 3.50%, 05/01/2042		5,557,620	5,256,046
Pool AB6492, 3.00%, 10/01/2042		18,760,867	17,265,105
Pool AB6496, 3.00%, 10/01/2042		7,545,139	6,942,788
Pool AB9374, 3.50%, 05/01/2043		6,852,311	6,462,060
Pool AB9673, 3.50%, 06/01/2043		3,662,490	3,457,161
Pool AC6794, 4.50%, 01/01/2040		2,297,516	2,308,017
Pool AD6438, 5.00%, 06/01/2040		3,261,978	3,340,627
Pool AD8522, 4.00%, 08/01/2040		246,507	241,274
Pool AE0217, 4.50%, 08/01/2040		1,139,544	1,143,348
Pool AE0218, 4.50%, 08/01/2040		3,111,670	3,121,097
Pool AE0828, 3.50%, 02/01/2041		571,193	544,978
Pool AE0949, 4.00%, 02/01/2041		97,234	94,770
Pool AE5463, 4.00%, 10/01/2040		429,134	418,964
Pool AH0621, 3.50%, 01/01/2041		571,584	544,345
Pool AH1107, 4.00%, 12/01/2040		1,450,413	1,413,950
Pool AH3394, 4.00%, 01/01/2041		1,001,761	976,578
Pool AH7007, 4.00%, 03/01/2041		1,911,399	1,863,345
Pool AI7784, 4.50%, 07/01/2041		1,443,491	1,443,858
Pool AJ1407, 4.00%, 09/01/2041		661,662	643,661
Pool AJ7680, 3.50%, 12/01/2041		739,518	703,969
Pool AJ7689, 4.00%, 12/01/2041		3,362,531	3,270,360
Pool AK2400, 4.00%, 02/01/2042		6,793,745	6,607,499
Pool AL5075, 4.50%, 01/01/2040		879,480	876,602
Pool AL5097, 4.50%, 09/01/2043		4,299,848	4,286,342
Pool AL6441, 4.00%, 02/01/2045		7,265,444	7,001,772
Pool AL6715, 4.00%, 02/01/2045		905,808	873,031
Pool AL7521, 5.00%, 06/01/2039		3,999,625	4,051,676
Pool AL7822, 4.00%, 07/01/2043		8,948,783	8,703,485
Pool AL7941, 4.00%, 12/01/2045		7,413,521	7,226,720
Pool AL8385, 4.00%, 04/01/2046		13,571,138	13,107,170
Pool AL9267, 3.00%, 10/01/2046		10,469,898	9,468,271
Pool AL9555, 4.00%, 02/01/2045		1,938,536	1,886,207
Pool AL9764, 4.50%, 02/01/2046		8,265,659	8,269,446
Pool AO2970, 3.00%, 05/01/2042		960,157	883,904
Pool AO4137, 3.50%, 06/01/2042		1,747,968	1,657,443
Pool AO8044, 3.50%, 07/01/2042		38,116,854	36,213,680
Pool AP0489, 3.50%, 08/01/2042		3,086,335	2,930,317
Pool AR9197, 3.00%, 03/01/2043		2,062,153	1,896,456
Pool AS0303, 3.00%, 08/01/2043		2,651,406	2,436,141
Pool AS4257, 4.00%, 01/01/2045		3,386,831	3,263,550
Pool AS4582, 4.00%, 03/01/2045		2,981,993	2,872,233
Pool AS6312, 4.00%, 12/01/2045		12,164,232	11,695,046
Pool AS9392, 3.50%, 04/01/2047		19,268,234	17,981,736
Pool AT0682, 3.00%, 04/01/2043		781,861	718,711
Pool AT2720, 3.00%, 05/01/2043		2,873,316	2,642,738
Pool AT2725, 3.00%, 05/01/2043		7,752,018	7,127,491
Pool AT5900, 3.00%, 06/01/2043		8,400,770	7,722,231
Pool AU1629, 3.00%, 07/01/2043		6,893,014	6,335,547
Pool AW8165, 4.00%, 01/01/2042		6,728,224	6,552,131
Pool AX5316, 4.50%, 01/01/2042		3,204,811	3,206,280
Pool AZ9565, 3.50%, 12/01/2045		3,570,331	3,356,499
Pool BF0212, 4.50%, 02/01/2041		14,846,329	14,848,113
Pool BF0231, 3.00%, 04/01/2042		18,962,044	18,077,887
Pool BF0246, 4.50%, 06/01/2051		38,778,597	38,297,455
Pool BF0534, 3.00%, 09/01/2050		7,035,778	6,322,922
Pool BM1047, 4.00%, 02/01/2045		3,486,394	3,390,820
Pool BM1155, 4.00%, 03/01/2047		9,355,609	9,004,149
Pool BM1428, 3.50%, 09/01/2043		10,654,177	10,046,146
Pool BM1753, 4.00%, 05/01/2037		13,785,680	13,583,328
Pool BM2005, 4.00%, 12/01/2047		14,359,627	13,805,652
Pool BM3108, 4.50%, 08/01/2046		7,415,345	7,375,255
Pool BM3926, 3.50%, 08/01/2037		8,050,172	7,781,991
Pool BM3972, 2.50%, 04/01/2038		17,211,064	15,992,730
Pool BM5136, 4.00%, 06/01/2046		33,265,905	32,258,316
Pool BM5387, 4.00%, 08/01/2034		33,408,500	33,100,517
Pool BM5538, 5.00%, 11/01/2048		9,114,515	9,222,010
Pool BM5803, 4.50%, 04/01/2039		4,798,406	4,830,207
Pool BM5919, 3.50%, 08/01/2043		3,207,438	3,019,541
Pool BM7089, 3.00%, 02/01/2052		72,739,115	64,197,795
Pool BP6586, 2.00%, 08/01/2035		15,021,839	13,881,155
Pool BT6857, 2.00%, 08/01/2051		9,057,043	7,440,681
Pool CA5146, 3.00%, 02/01/2050		51,374,839	46,141,726
Pool CA8230, 2.50%, 12/01/2050		55,152,941	47,287,540
Pool CA8868, 3.00%, 02/01/2051		35,520,130	31,908,783
Pool CB4140, 5.00%, 07/01/2052		76,296,544	76,156,898
Pool CB6541, 6.00%, 06/01/2053		65,969,182	68,001,506
Pool CB7443, 6.00%, 11/01/2053		36,340,440	37,336,230
Pool FA0109, 3.50%, 10/01/2051		85,018,069	79,185,387
Pool FA0795, 3.00%, 02/01/2050		13,907,015	12,621,888
Pool FA0999, 3.00%, 01/01/2049		34,421,257	31,176,415
Pool FA1022, 2.50%, 02/01/2052		85,788,025	73,841,411
Pool FA1249, 3.00%, 02/01/2050		21,677,425	19,577,215
Pool FA1277, 3.00%, 12/01/2047		23,114,382	20,959,246
Pool FA1599, 5.50%, 05/01/2055		94,186,040	95,666,321
Pool FA1990, 6.00%, 04/01/2055		57,140,763	59,149,138
Pool FM1255, 3.00%, 01/01/2048		10,542,241	9,530,812
Pool FM1402, 3.50%, 05/01/2048		26,655,443	24,894,735
Pool FM1540, 4.00%, 09/01/2049		1,751,458	1,676,310
Pool FM3031, 4.00%, 10/01/2036		2,890,758	2,866,583
Pool FM3117, 3.00%, 05/01/2050		72,359,026	65,142,839
Pool FM3612, 2.50%, 06/01/2050		10,794,328	9,247,345
Pool FM5017, 2.50%, 12/01/2050		17,229,732	14,636,572
Pool FM5397, 3.00%, 12/01/2050		33,745,373	30,227,685
Pool FM7064, 2.50%, 01/01/2051		34,651,110	29,761,452
Pool FM7615, 2.00%, 06/01/2036		27,731,976	25,769,202
Pool FM7731, 2.50%, 09/01/2050		46,884,689	40,313,777
Pool FM8215, 2.50%, 03/01/2051		38,941,863	33,446,752
Pool FM8348, 2.50%, 08/01/2051		28,723,890	24,647,715
Pool FM8804, 2.50%, 09/01/2051		76,154,571	64,966,767
Pool FM8869, 2.00%, 09/01/2036		14,134,517	13,094,148
Pool FM9283, 2.50%, 11/01/2051		28,569,806	24,367,596
Pool FM9284, 2.50%, 11/01/2051		39,514,752	33,824,821
Pool FM9294, 3.00%, 10/01/2051		27,969,301	25,014,606
Pool FM9630, 3.00%, 11/01/2051		54,266,857	48,533,887
Pool FM9732, 2.50%, 12/01/2051		68,979,120	58,832,859
Pool FM9770, 2.00%, 12/01/2051		16,182,312	13,426,619
Pool FM9771, 2.00%, 11/01/2051		18,810,221	15,449,653
Pool FM9781, 2.50%, 12/01/2051		53,215,908	45,540,256
Pool FM9873, 2.50%, 12/01/2051		102,472,081	87,445,345
Pool FM9876, 2.50%, 12/01/2051		67,527,500	58,004,418
Pool FS0176, 2.50%, 01/01/2052		92,851,620	78,698,012
Pool FS0316, 1.50%, 11/01/2041		21,663,388	18,262,579
Pool FS1789, 3.50%, 07/01/2047		24,560,789	23,226,699
Pool FS2018, 4.50%, 03/01/2050		29,803,706	29,402,586
Pool FS2128, 3.50%, 11/01/2049		38,518,516	36,209,926
Pool FS3136, 3.50%, 08/01/2048		25,495,274	24,060,332
Pool FS3220, 5.50%, 11/01/2052		14,737,477	14,961,608
Pool FS4207, 3.00%, 11/01/2048		16,189,313	14,840,702
Pool FS4654, 2.00%, 07/01/2051		98,751,988	80,403,138
Pool FS5120, 6.00%, 07/01/2053		36,658,566	38,166,668
Pool FS5208, 3.50%, 06/01/2041		58,513,581	55,807,276
Pool FS5788, 6.50%, 09/01/2053		35,870,778	37,677,338
Pool FS5832, 6.00%, 10/01/2053		28,279,092	29,208,199
Pool FS6281, 3.50%, 10/01/2045		17,856,316	16,836,653
Pool FS7499, 2.00%, 07/01/2051		71,040,403	57,799,080
Pool FS7887, 4.00%, 07/01/2052		32,138,501	30,379,698
Pool FS7969, 1.50%, 10/01/2036		34,187,984	30,760,910
Pool FS8397, 1.50%, 08/01/2037		73,495,857	66,126,646
Pool FS8579, 2.00%, 08/01/2042		93,609,324	81,311,575
Pool FS8752, 6.00%, 08/01/2054		42,302,432	43,795,303
Pool FS8771, 6.00%, 07/01/2054		34,009,466	34,827,475
Pool FS9122, 6.00%, 09/01/2054		12,142,213	12,427,254
Pool FS9401, 6.00%, 10/01/2054		78,766,598	81,230,107
Pool FS9404, 6.00%, 10/01/2054		97,758,521	101,066,930
Pool MA0461, 4.50%, 07/01/2030		667,190	669,253
Pool MA0561, 4.00%, 11/01/2040		4,857,424	4,739,313
Pool MA0949, 3.50%, 01/01/2032		8,886,306	8,732,498
Pool MA1164, 3.50%, 09/01/2042		5,166,254	4,879,516
Pool MA1237, 3.00%, 11/01/2032		1,950,785	1,883,641
Pool MA1401, 3.00%, 04/01/2033		3,436,396	3,305,706
Pool MA1432, 3.00%, 05/01/2033		3,457,641	3,328,592
Pool MA1764, 4.00%, 01/01/2034		3,184,051	3,155,428
Pool MA2019, 4.00%, 09/01/2034		4,469,466	4,421,467
Pool MA2588, 4.00%, 04/01/2036		1,939,850	1,918,134
Pool MA3183, 4.00%, 11/01/2047		2,823,310	2,713,655
Pool MA3547, 3.00%, 12/01/2033		5,805,306	5,642,305
Pool MA4047, 2.00%, 06/01/2050		68,096,011	55,499,940
Pool MA4093, 2.00%, 08/01/2040		22,166,495	19,497,214
Pool MA4154, 1.50%, 10/01/2035		28,399,682	25,640,093
Pool MA4157, 1.50%, 10/01/2050		8,949,283	6,880,706
Pool MA4182, 2.00%, 11/01/2050		108,027,573	87,955,704
Pool MA4202, 1.50%, 12/01/2040		82,720,035	69,190,403
Pool MA4208, 2.00%, 12/01/2050		36,586,374	29,780,860
Pool MA4282, 2.50%, 03/01/2051		21,788,365	18,457,810
Pool MA4424, 1.50%, 09/01/2031		16,172,355	15,198,227
Pool MA4501, 2.00%, 12/01/2041		59,196,692	51,199,081
Pool MA4520, 2.00%, 01/01/2042		94,991,992	82,157,726
Pool MA4569, 1.50%, 03/01/2042		7,709,945	6,480,153
Pool MA4570, 2.00%, 03/01/2042		47,008,664	40,598,736
Pool MA4842, 5.50%, 12/01/2052		40,032,006	40,599,602
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 07/25/2050)		23,923,339	22,167,682
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 01/25/2045)		23,005,637	18,337,297
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042		15,407,450	14,436,954
Pool 783629, 3.00%, 08/15/2042		79,422,562	72,724,524
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041		2,596,795	2,513,434
Pool 734341, 4.50%, 04/20/2041		4,967,580	4,879,172
Pool 784106, 3.50%, 01/20/2046		11,514,887	10,723,839
Pool 784717, 3.50%, 02/20/2048		17,417,121	15,729,318
Pool 785558, 2.50%, 07/20/2051		37,416,197	32,219,170
Pool 785563, 2.50%, 07/20/2051		34,000,882	29,014,073
Pool 785575, 2.50%, 08/20/2051		72,586,038	61,824,714
Pool 786472, 4.50%, 11/20/2048		7,895,060	7,771,347
Pool 786812, 5.50%, 07/20/2053		10,288,284	10,536,463
Pool 786910, 5.50%, 07/20/2053		19,687,816	20,036,203
Pool 787304, 6.00%, 03/20/2054		46,551,482	48,240,705
Pool 787313, 2.50%, 09/20/2051		48,125,536	41,184,968
Pool 787486, 5.50%, 05/20/2054		22,106,410	22,544,095
Pool MA0154, 3.50%, 06/20/2042		55,257,744	52,413,158
Pool MA0318, 3.50%, 08/20/2042		34,243,455	32,494,663
Pool MA0462, 3.50%, 10/20/2042		40,334,492	38,291,124
Pool MA1376, 4.00%, 10/20/2043		19,537,752	18,869,620
Pool MA3663, 3.50%, 05/20/2046		19,512,950	18,166,356
Pool MA3711, 3.00%, 06/20/2031		5,395,384	5,279,535
Pool MA4721, 4.50%, 09/20/2047		17,313,512	17,221,169
Pool MA5765, 5.00%, 02/20/2049		55,123,730	55,783,897
Pool MA8571, 6.00%, 01/20/2053		13,207,962	13,455,582
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028		2,570	2,613
Pool 2701, 6.50%, 01/20/2029		1,329	1,364
Pool 3474, 6.00%, 11/20/2033		3,470	3,603
Pool 4747, 5.00%, 07/20/2040		167,830	172,175
Pool 5139, 4.00%, 08/20/2041		1,536,472	1,487,135
Pool 5202, 3.50%, 10/20/2041		3,020,116	2,860,317
Pool 5259, 4.00%, 12/20/2041		2,120,113	2,052,033
Pool 5305, 4.00%, 02/20/2042		3,963,313	3,836,037
Pool MA0155, 4.00%, 06/20/2042		3,490,801	3,378,687
Pool MA0392, 3.50%, 09/20/2042		2,290,407	2,173,906
Pool MA2753, 3.00%, 04/20/2045		3,261,380	2,964,285
Pool MA2754, 3.50%, 04/20/2045		4,524,135	4,224,963
Pool MA2827, 4.00%, 05/20/2045		4,406,566	4,237,762
Pool MA2892, 3.50%, 06/20/2045		4,534,515	4,226,237
Pool MA3173, 3.50%, 10/20/2045		15,008,994	13,982,352
Pool MA3378, 4.50%, 01/20/2046		4,218,051	4,180,586
Pool MA3598, 4.00%, 04/20/2046		5,275,919	5,062,429
Pool MA3664, 4.00%, 05/20/2046		1,957,945	1,878,353
Pool MA3873, 3.00%, 08/20/2046		9,427,459	8,548,708
Pool MA4512, 4.50%, 06/20/2047		5,177,503	5,137,893
Pool MA4588, 4.50%, 07/20/2047		3,392,383	3,366,429
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,739,070,765)			6,479,349,958

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.1%		Par	Value
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026) (a)(e)		61,227,937	61,816,533
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(e)		43,591,753	43,358,293
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2025) (a)(g)		5,928,272	5,681,675
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 10/25/2025) (a)(e)		11,500,000	10,764,892
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048		211,855	184,026
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.75%, 05/20/2036 (Callable 10/20/2025) (g)		617,767	537,831
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 10/28/2025) (e)		44,077	39,213
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 6.42% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 10/25/2025)		157,085	150,173
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 06/25/2048) (a)(g)		30,582,077	28,820,895
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 07/25/2051) (a)(g)		115,884,090	107,906,131
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065 (Callable 07/25/2028) (a)(e)		78,151,201	78,760,976
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.85%, 01/25/2036 (Callable 10/25/2025) (g)		262,824	243,691
Series 2007-A1, Class 2A3, 5.89%, 02/25/2037 (Callable 11/25/2026) (g)		248,735	236,695
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 02/25/2049) (a)(g)		45,975,701	42,570,193
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 02/25/2048) (a)(g)		74,826,717	67,891,396
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 05/25/2051) (a)(g)		96,527,812	87,361,125
Series 2025-RPL1, Class A1A, 3.38%, 04/25/2065 (Callable 06/25/2047) (a)(g)		22,467,925	20,361,443
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027) (a)(g)		15,447,847	14,449,842
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 10/25/2025)		1,935,783	1,784,855
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 6.20%, 03/25/2037 (Callable 10/25/2025) (e)		0	0 (h)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 10/25/2025)		17,787	12,462
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 10/25/2025)		2,079,164	2,004,329
Series 2018-RP2, Class A1, 3.08%, 02/25/2058 (Callable 10/25/2049) (a)(g)		5,116,700	5,053,715
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027) (a)(e)		24,750,285	24,944,713
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 10/25/2025)		548,073	563,293
Series 2005-11CB, Class 2A6, 5.50%, 05/25/2035		2,489,730	1,994,365
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 10/25/2025)		972,142	554,216
Series 2005-3CB, Class 2A1, 5.00%, 10/25/2025 (Callable 10/25/2025)		33,272	30,328
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 10/25/2025)		1,098,466	691,078
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 10/25/2025)		5,633,316	4,809,306
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 10/25/2025)		1,400,990	1,113,498
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 10/25/2025)		331,736	153,883
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 10/25/2025) (g)		1,284	1,279
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 10/25/2025)		119,011	104,285
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030		11,493	10,929
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 4.96%, 04/25/2035 (Callable 10/25/2025) (g)		3,203,974	3,082,648
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 5.86%, 06/25/2034 (Callable 10/25/2025) (g)		1,250,476	1,250,776
Series 2005-AA2, Class 2A1, 5.03%, 04/25/2035 (Callable 10/25/2025) (g)		518,295	510,852
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)		83,025,164	81,080,274
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)		35,341,861	34,384,959
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)		56,331,520	56,108,217
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)		38,430,088	38,339,320
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)		68,845,334	68,621,394
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 01/25/2041) (a)		14,575,292	14,298,638
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034		18,016	15,335
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 05/25/2033)		1,048,104	850,111
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		71,346,781	69,297,016
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.42%, 11/25/2035 (Callable 10/25/2025) (g)		1,825,788	1,484,906
Series 2006-A2, Class 2A1, 5.23%, 04/25/2036 (Callable 10/25/2025) (g)		403,615	350,808
Series 2006-A2, Class 3A3, 5.73%, 04/25/2036 (Callable 10/25/2025) (g)		437,916	381,822
Series 2006-A7, Class 2A4R, 4.47%, 01/25/2037 (Callable 10/25/2025) (g)		669,239	536,889
Series 2007-A2, Class 2A3, 5.46%, 04/25/2037 (Callable 10/25/2025) (g)		1,504,277	1,124,625
Series 2007-A4, Class 2A3, 4.84%, 06/25/2037 (Callable 10/25/2025) (g)		1,578,667	1,231,088
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 10/25/2025)		745,931	751,640
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 10/25/2025)		453,418	456,238
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 10/25/2025)		1,090,520	697,963
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.68%, 06/25/2035 (Callable 10/25/2025) (g)		479,356	464,630
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 05/25/2036) (a)(g)		2,778,779	2,744,933
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 05/25/2036) (a)(g)		9,072,517	8,863,636
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 01/25/2031) (a)(g)		3,706,122	3,587,757
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 04/25/2031) (a)(g)		7,188,188	7,006,856
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 05/25/2032) (a)(g)		6,084,421	5,893,331
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 02/25/2035) (a)(g)		7,705,108	7,502,847
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 04/25/2033) (a)(g)		4,099,470	4,008,496
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 07/25/2039) (a)(g)		8,528,398	8,306,089
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.41%, 01/25/2062 (Callable 10/25/2025) (a)(g)		29,341,515	28,078,460
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 10/25/2025) (a)(e)		50,918,890	50,463,711
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(e)		14,605,212	14,849,020
Series 2024-HYB1, Class A1, 3.63%, 03/25/2053 (Callable 03/25/2040) (a)(g)		19,969,364	19,648,380
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (Callable 07/25/2028) (a)(e)		114,824,479	115,799,328
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)		72,802,026	70,272,083
Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)		20,461,322	19,673,373
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032		2,831	2,747
Series 2005-QA7, Class A22, 5.37%, 07/25/2035 (Callable 10/25/2025) (g)		588,269	542,019
Series 2005-QS11, Class A2, 4.77% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 10/25/2025)		1,699,249	1,232,149
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 05/25/2027) (e)		14,782,419	5,159,419
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 09/25/2029) (e)		9,847,275	3,110,679
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 04/25/2033) (e)		278,136	70,593
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 05/25/2029) (e)		1,435,659	347,067
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 10/25/2025) (a)(g)		25,355,189	24,071,349
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 09/25/2038) (a)(g)		46,684,536	44,269,984
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 01/25/2030) (a)(g)		79,681,576	79,795,585
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 10/25/2025) (a)(g)		1,489,686	1,452,719
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 02/25/2030) (a)(g)		3,838,821	3,778,946
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 11/25/2033) (a)(g)		16,116,955	15,315,423
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2030) (a)(g)		1,670,111	1,658,451
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 05/25/2028) (a)(g)		3,959,265	3,856,681
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2031) (a)(g)		26,926,082	25,875,547
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 12/25/2031) (a)(g)		19,071,598	17,416,868
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 09/25/2030) (a)		48,094,011	43,813,634
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 09/25/2031) (a)(g)		82,622,949	78,635,986
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 09/25/2032) (a)(g)		80,049,472	76,388,497
Series 2024-1, Class A1, 4.88%, 03/25/2064 (Callable 10/25/2031) (a)(g)		72,195,975	73,347,638
Series 2024-2, Class A1A, 4.82%, 12/25/2064 (Callable 09/25/2028) (a)(g)		105,285,354	107,032,069
Series 2024-5, Class A1A, 4.56%, 10/25/2064 (Callable 02/25/2033) (a)(g)		105,193,768	105,916,092
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 10/25/2025)		351,920	359,559
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 10/25/2025)		885,072	916,595
Series 2006-AR10, Class 1A1, 4.50%, 09/25/2036 (Callable 10/25/2025) (g)		389,830	341,367
Series 2007-HY3, Class 4A1, 4.99%, 03/25/2037 (Callable 10/25/2025) (g)		4,183,784	3,861,187
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 10/25/2025)		2,143,407	1,903,604
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 6.50%, 10/25/2036 (Callable 10/25/2025) (g)		529,178	486,412
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 10/25/2025)		770,384	692,228
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,099,261,838)			2,078,631,100

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%		Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)		30,037,000	29,705,764
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)		2,070,000	2,042,399
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)		70,921,751	68,947,396
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)		32,737,000	32,100,285
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)		6,400,000	6,316,970
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)		7,919,000	7,124,716
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032) (g)		32,650,000	34,560,009
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)		44,143,767	46,055,554
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)		14,693,791	15,499,597
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)		69,800,000	70,735,529
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)		73,525,000	76,735,851
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)		7,837,000	7,730,445
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)		50,000,000	50,522,845
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (g)		18,620,000	18,340,871
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)		21,150,000	20,952,239
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)		47,030,000	41,376,759
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)		19,075,000	17,030,389
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)		22,950,000	23,760,817
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028) (g)		10,025,000	10,509,444
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)		48,225,000	48,906,429
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)		79,500,000	82,202,754
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)		5,000,000	4,973,723
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055 (g)		31,900,000	29,569,466
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)		69,700,000	71,672,106
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)		8,500,000	8,461,522
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)		33,387,000	32,913,302
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)		35,645,000	34,720,583
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)		7,350,000	6,877,388
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027) (g)		15,959,780	15,760,393
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)		16,807,000	16,538,286
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)		48,894,000	48,219,057
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)		53,620,521	52,628,563
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)		11,875,000	11,771,462
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)		23,500,000	23,338,374
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)		10,850,000	10,894,221
Series 2025-5C5, Class A2, 5.11%, 07/15/2058 (Callable 07/15/2030)		56,475,000	57,931,886
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)		4,900,000	4,796,314
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028) (g)		39,100,000	38,803,673
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)		33,264,000	32,094,198
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)		5,000,000	4,694,685
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)		6,000,000	5,444,153
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)		14,402,969	14,227,058
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)		25,225,000	24,771,687
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)		24,620,000	23,111,951
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)		15,150,000	14,967,673
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)		20,950,000	20,748,159
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)		42,766,184	41,979,509
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)		5,305,847	5,245,891
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)		17,719,425	17,577,670
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)		44,268,000	43,471,490
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)		22,721,000	22,385,427
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)		4,070,000	4,052,930
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)		9,062,000	8,909,281
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)		14,175,000	14,063,974
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)		30,055,000	29,574,460
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)		77,125,000	78,460,674
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)		17,228,100	16,999,362
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)		9,240,000	9,014,878
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (g)		14,950,000	14,878,546
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)		2,275,000	2,193,725
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A2, 5.44%, 11/15/2057 (Callable 11/15/2029)		20,575,000	21,274,270
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,659,412,581)			1,651,169,032

ASSET-BACKED SECURITIES - 2.5%		Par	Value
Financial Holding Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)		23,091,000	23,426,464
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)		35,035,000	35,447,614
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)		26,000,000	26,480,964
Series 2025-B, Class A, 4.85%, 02/15/2030 (a)		25,575,000	25,993,103
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029		45,000,000	45,746,689
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028) (a)		89,010,000	91,839,218
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(e)		40,125,000	41,165,722
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)		31,762,000	31,903,605
Series 2025-1, Class A1, 4.63%, 04/15/2030		71,800,000	72,812,466
General Motors Co.
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)		1,050,000	1,066,329
Series 2024-2A, Class A, 5.06%, 03/15/2031 (a)		17,050,000	17,572,814
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028) (a)		85,750,000	87,847,745
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 10/20/2027) (a)		16,778,613	17,053,577
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 11/13/2030) (a)		21,775,000	22,118,755
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 07/15/2030) (a)		6,960,485	6,273,938
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 06/15/2030) (a)		6,735,641	6,087,691
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 08/15/2030) (a)		60,562,701	55,282,493
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033) (a)		36,597,708	37,489,568
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)		2,785,268	2,812,584
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)		14,153,142	13,359,738
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)		45,100,000	43,076,368
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)		65,308,013	66,992,150
Synchrony Bank
Series 2024-A1, Class A, 5.04%, 03/15/2030		26,030,000	26,414,369
Series 2025-A2, Class A, 4.49%, 05/15/2031		12,525,000	12,675,125
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2025) (a)(g)		6,092,133	5,971,774
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 10/25/2025) (a)(g)		8,388,147	8,218,953
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028) (a)		35,887,000	36,720,476
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)		5,150,000	5,307,464
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)		130,175,000	130,783,659
TOTAL ASSET-BACKED SECURITIES (Cost $985,348,000)			997,941,415

MUNICIPAL BONDS - 0.6%		Par	Value
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)		9,120,000	9,379,435
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026		1,000,000	989,281
2.18%, 04/01/2027		1,300,000	1,259,597
2.31%, 04/01/2028		1,000,000	950,703
2.41%, 04/01/2029		2,360,000	2,203,300
2.51%, 04/01/2030		1,175,000	1,078,060
2.76%, 04/01/2040 (Callable 04/01/2030)		125,000	115,441
California Community Choice Financing Authority, 6.13%, 04/01/2030		4,000,000	4,152,618
Colton Joint Unified School District, 6.01%, 08/01/2026		1,250,000	1,271,439
County of Hamilton OH, 3.76%, 06/01/2042		25,725,000	21,304,233
District of Columbia, 7.63%, 10/01/2035		8,040,000	8,747,713
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)		4,905,000	5,060,682
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026) (a)		2,865,000	2,663,743
Iowa Finance Authority
7.00%, 11/01/2027 (a)		4,550,000	4,610,332
6.25%, 07/01/2054 (Callable 07/01/2033)		10,415,000	10,916,087
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)		290,000	283,883
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029) (a)		19,400,000	20,347,558
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)		39,305,000	28,768,540
Massachusetts Educational Financing Authority
2.46%, 07/01/2030		8,375,000	7,705,517
2.56%, 07/01/2031		5,000,000	4,516,995
3.78%, 07/01/2035 (Callable 07/01/2029)		3,890,000	3,631,579
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)		22,240,000	23,179,845
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)		8,480,026	7,302,345
2.65%, 11/01/2046 (Callable 01/01/2026)		8,993,602	7,730,267
6.25%, 07/01/2053 (Callable 01/01/2033)		2,635,000	2,748,232
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)		33,000,000	15,557,464
3.30%, 04/01/2032 (Callable 01/01/2032)		21,000,000	14,710,557
2.87%, 07/01/2035 (Callable 01/01/2035)		17,025,000	12,078,841
North Carolina Housing Finance Agency, 2.87%, 07/01/2032 (Callable 11/01/2025)		75,000	74,613
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)		6,865,000	7,164,407
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)		7,675,000	8,087,064
Rhode Island Student Loan Authority
2.53%, 12/01/2025		2,310,000	2,302,805
2.73%, 12/01/2026		1,490,000	1,468,040
2.88%, 12/01/2027		1,800,000	1,755,187
5.00%, 12/01/2028 (i)		1,265,000	1,332,428
5.00%, 12/01/2029 (i)		1,295,000	1,376,718
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028		11,630,000	11,883,070
TOTAL MUNICIPAL BONDS (Cost $304,808,872)			258,708,619

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%		Par	Value
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)		12,000,000	11,878,364
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)		26,320,000	26,130,633
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (g)		27,749,000	27,694,282
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028) (g)		9,720,000	9,717,466
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)		23,000,000	20,287,343
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031) (g)		17,905,000	16,785,878
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)		31,575,000	31,821,175
Federal National Mortgage Association
Series 2017-M4, Class A2, 2.66%, 12/25/2026 (g)		17,328,737	17,023,247
Series 2022-M10, Class A2, 1.99%, 01/25/2032 (g)		97,375,000	85,117,523
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $250,824,891)			246,455,911

OTHER GOVERNMENT RELATED SECURITIES - 0.2%		Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)		24,450,000	25,496,436
6.25%, 05/23/2033 (Callable 02/23/2033) (a)		7,000,000	7,629,692
5.95%, 04/22/2034 (Callable 01/22/2034) (a)		10,900,000	11,593,784
4.75%, 10/13/2035 (Callable 04/13/2035) (a)		10,000,000	9,888,915
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)		5,000,000	4,562,677
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)		1,005,000	973,453
6.70%, 02/16/2032 (Callable 11/16/2031)		31,343,000	31,061,007
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,532,204)			91,205,964

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(j)		1,080,327,130	1,080,327,130
TOTAL MONEY MARKET FUNDS (Cost $1,080,327,130)			1,080,327,130

TOTAL INVESTMENTS - 100.7% (Cost $41,938,876,193)			40,987,794,825
Liabilities in Excess of Other Assets - (0.7)%			(273,842,071)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$40,713,952,754
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PCA Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $9,949,793,498 or 24.4% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(e)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(f)	Zero coupon bonds make no periodic interest payments.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(h)	Rounds to zero.
(i)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $2,709,146 or 0.0% of net assets.
(j)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Core Plus Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$18,167,584,359	$–	$18,167,584,359
U.S. Treasury Securities	–	9,936,421,337	–	9,936,421,337
Agency Residential Mortgage-Backed Securities	–	6,479,349,958	–	6,479,349,958
Non-Agency Residential Mortgage-Backed Securities	–	2,078,631,100	–	2,078,631,100
Non-Agency Commercial Mortgage-Backed Securities	–	1,651,169,032	–	1,651,169,032
Asset-Backed Securities	–	997,941,415	–	997,941,415
Municipal Bonds	–	258,708,619	–	258,708,619
Agency Commercial Mortgage-Backed Securities	–	246,455,911	–	246,455,911
Other Government Related Securities	–	91,205,964	–	91,205,964
Money Market Funds	1,080,327,130	–	–	1,080,327,130
Total Investments	$1,080,327,130	$39,907,467,695	$–	$40,987,794,825

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.